UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® International Enhanced Index Fund

May 31, 2017

IEI-QTLY-0717
1.870940.109

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 6.7%
Aristocrat Leisure Ltd.	85,919	$1,391,758
Australia & New Zealand Banking Group Ltd.	136,219	2,835,103
BHP Billiton Ltd.	55,438	974,556
Caltex Australia Ltd.	23,055	566,351
Cimic Group Ltd.	1,015	30,545
Coca-Cola Amatil Ltd.	184,345	1,279,370
Commonwealth Bank of Australia	65,858	3,897,735
Fortescue Metals Group Ltd.	602,181	2,170,135
Harvey Norman Holdings Ltd.	156,057	437,162
Macquarie Group Ltd.	32,105	2,138,656
National Australia Bank Ltd.	167,960	3,748,313
Qantas Airways Ltd.	164,105	610,910
Rio Tinto Ltd.	48,771	2,276,190
South32 Ltd.	704,914	1,382,796
Telstra Corp. Ltd.	55,939	182,797
Wesfarmers Ltd.	81,913	2,598,955
Westfield Corp. unit	20,135	126,872
Westpac Banking Corp.	21,628	490,028
Woolworths Ltd.	16,074	311,136

TOTAL AUSTRALIA		27,449,368

Austria - 0.1%
OMV AG	9,008	469,579
Bailiwick of Jersey - 0.3%
Experian PLC	5,876	122,498
Wolseley PLC	10,321	681,126
WPP PLC	15,310	344,514

TOTAL BAILIWICK OF JERSEY		1,148,138

Belgium - 0.2%
Anheuser-Busch InBev SA NV	5,322	621,914
UCB SA	5,109	360,536

TOTAL BELGIUM		982,450

Bermuda - 0.4%
Jardine Matheson Holdings Ltd.	2,800	178,892
Kerry Properties Ltd.	415,000	1,467,203
Yue Yuen Industrial (Holdings) Ltd.	20,500	81,684

TOTAL BERMUDA		1,727,779

Cayman Islands - 1.5%
ASM Pacific Technology Ltd.	800	11,478
Cheung Kong Property Holdings Ltd.	288,500	2,165,819
Melco Crown Entertainment Ltd. sponsored ADR	83,199	1,878,633
WH Group Ltd.	2,454,500	2,299,356

TOTAL CAYMAN ISLANDS		6,355,286

Denmark - 2.0%
Danske Bank A/S	37,197	1,397,110
Novo Nordisk A/S Series B	104,243	4,425,587
Vestas Wind Systems A/S	28,940	2,572,124

TOTAL DENMARK		8,394,821

Finland - 0.9%
Orion Oyj (B Shares)	12,335	798,136
Sampo Oyj (A Shares)	9,125	463,633
UPM-Kymmene Corp.	78,660	2,217,904

TOTAL FINLAND		3,479,673

France - 9.8%
Atos Origin SA	6,293	902,742
BNP Paribas SA	60,167	4,245,916
Bouygues SA	35,168	1,506,363
Capgemini SA	6,979	722,521
Christian Dior SA	669	191,037
CNP Assurances	13,409	294,934
Compagnie de St. Gobain	6,368	356,065
Danone SA	17,566	1,305,666
Eiffage SA	5,621	511,147
ENGIE	122,531	1,869,910
Eurazeo SA	11,002	787,027
L'Oreal SA	12,832	2,745,304
LVMH Moet Hennessy - Louis Vuitton SA	14,113	3,607,313
Michelin CGDE Series B	8,037	1,015,670
Natixis SA	50,986	336,778
Orange SA	65,472	1,150,359
Peugeot Citroen SA	114,634	2,259,986
Renault SA	23,322	2,176,856
Safran SA	5,006	443,131
Sanofi SA	54,528	5,401,203
Societe Generale Series A	14,823	777,122
Thales SA	3,152	348,131
Total SA	100,568	5,312,809
Unibail-Rodamco	4,072	1,050,484
Valeo SA	13,999	974,526

TOTAL FRANCE		40,293,000

Germany - 8.4%
Allianz SE	23,987	4,613,903
BASF AG	29,144	2,744,830
Bayer AG	39,807	5,289,264
Continental AG	9,174	2,040,511
Covestro AG	30,135	2,253,876
Daimler AG (Germany)	1,765	128,103
Deutsche Borse AG	5,385	559,434
Deutsche Lufthansa AG	112,370	2,183,162
E.ON AG	22,864	200,029
Fresenius SE & Co. KGaA	15,310	1,310,697
Hochtief AG	1,670	307,194
Hugo Boss AG	2,008	151,199
Infineon Technologies AG	106,884	2,366,894
Innogy SE	22,403	919,329
Linde AG	3,362	641,851
Metro AG	40,153	1,344,155
Muenchener Rueckversicherungs AG	5,620	1,109,730
SAP AG	10,027	1,077,469
Schaeffler AG	17,184	283,860
Siemens AG	30,144	4,311,155
Vonovia SE	19,900	781,854

TOTAL GERMANY		34,618,499

Hong Kong - 2.6%
AIA Group Ltd.	70,400	499,143
CLP Holdings Ltd.	34,000	371,740
Galaxy Entertainment Group Ltd.	285,000	1,647,631
Henderson Land Development Co. Ltd.	271,600	1,754,889
New World Development Co. Ltd.	392,816	488,969
Sun Hung Kai Properties Ltd.	179,000	2,648,517
Wharf Holdings Ltd.	187,000	1,591,020
Wheelock and Co. Ltd.	241,000	1,803,043

TOTAL HONG KONG		10,804,952

Isle of Man - 0.1%
Genting Singapore PLC	600,700	512,287
Israel - 0.2%
Check Point Software Technologies Ltd. (a)(b)	7,363	825,024
Italy - 0.7%
Assicurazioni Generali SpA	9,271	146,325
Enel SpA	131,317	702,992
Intesa Sanpaolo SpA	3,878	11,121
Telecom Italia SpA (a)	1,870,428	1,755,866
Terna SpA	59,128	334,100

TOTAL ITALY		2,950,404

Japan - 22.5%
Aisin Seiki Co. Ltd.	18,200	897,264
Alfresa Holdings Corp.	4,600	88,719
All Nippon Airways Ltd.	91,000	298,184
Asahi Glass Co. Ltd.	279,000	2,277,345
Astellas Pharma, Inc.	201,800	2,550,672
Bridgestone Corp.	66,500	2,793,300
Brother Industries Ltd.	27,100	601,461
Canon, Inc.	11,700	402,143
Central Japan Railway Co.	10,200	1,670,221
Chubu Electric Power Co., Inc.	32,300	438,493
Fujifilm Holdings Corp.	68,300	2,490,252
Fujitsu Ltd.	329,000	2,399,695
Hitachi Chemical Co. Ltd.	2,500	68,962
Hitachi High-Technologies Corp.	18,400	731,016
Hitachi Ltd.	476,000	2,874,051
Honda Motor Co. Ltd.	116,500	3,263,773
Hoya Corp.	52,600	2,590,342
Iida Group Holdings Co. Ltd.	10,100	166,707
Itochu Corp.	165,000	2,343,521
Japan Post Bank Co. Ltd.	7,900	98,010
JTEKT Corp.	107,700	1,617,202
Kajima Corp.	221,000	1,698,158
Kansai Electric Power Co., Inc.	163,700	2,291,800
KDDI Corp.	127,100	3,527,548
Kirin Holdings Co. Ltd.	120,600	2,544,306
Kuraray Co. Ltd.	21,400	384,717
Marubeni Corp.	156,300	965,320
Mitsubishi Chemical Holdings Corp.	253,900	1,922,304
Mitsubishi Corp.	117,100	2,345,172
Mitsubishi Electric Corp.	67,600	932,056
Mitsubishi Tanabe Pharma Corp.	63,000	1,401,074
Mitsubishi UFJ Financial Group, Inc.	402,500	2,497,634
Mitsui & Co. Ltd.	46,400	626,557
Mitsui Chemicals, Inc.	440,000	2,185,102
mixi, Inc.	34,000	2,133,634
Mizuho Financial Group, Inc.	696,100	1,209,725
MS&AD Insurance Group Holdings, Inc.	64,400	2,259,088
Nexon Co. Ltd.	53,200	1,004,435
Nippon Telegraph & Telephone Corp.	63,300	3,044,206
Nissan Motor Co. Ltd.	28,200	270,327
NKSJ Holdings, Inc.	50,100	1,933,430
Nomura Holdings, Inc.	129,600	773,677
NSK Ltd.	9,800	116,804
NTT DOCOMO, Inc.	98,900	2,430,464
Obayashi Corp.	201,500	2,226,962
Oji Holdings Corp.	23,000	112,767
Oracle Corp. Japan	2,600	153,065
ORIX Corp.	164,800	2,601,087
Pola Orbis Holdings, Inc.	30,000	839,729
Sega Sammy Holdings, Inc.	25,400	322,230
Sekisui House Ltd.	32,900	564,424
SHIMIZU Corp.	106,000	1,068,135
Subaru Corp.	5,400	182,600
Sumitomo Chemical Co. Ltd.	328,000	1,711,819
Sumitomo Corp.	192,100	2,450,034
Sumitomo Rubber Industries Ltd.	26,200	446,642
Suntory Beverage & Food Ltd.	4,900	238,032
Suzuki Motor Corp.	49,900	2,349,693
Taisei Corp.	269,000	2,297,734
Tokyo Electron Ltd.	18,800	2,663,404
Toppan Printing Co. Ltd.	29,000	319,458
Toyota Motor Corp.	39,400	2,114,382
Toyota Tsusho Corp.	28,100	861,395

TOTAL JAPAN		92,682,463

Luxembourg - 0.7%
ArcelorMittal SA (Netherlands) (a)	108,345	2,349,599
RTL Group SA	5,195	404,304

TOTAL LUXEMBOURG		2,753,903

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	108,000	141,366
Netherlands - 5.1%
AEGON NV	19,921	99,180
Akzo Nobel NV	2,710	226,501
EXOR NV	19,611	1,093,790
Ferrari NV	20,614	1,783,069
Fiat Chrysler Automobiles NV (a)	216,671	2,274,548
Heineken Holding NV	10,761	1,000,313
ING Groep NV (Certificaten Van Aandelen)	231,997	3,893,785
Koninklijke Ahold Delhaize NV	22,508	496,332
Koninklijke Philips Electronics NV	37,929	1,340,271
NN Group NV	20,965	753,633
NXP Semiconductors NV (a)	4,926	541,367
RELX NV	27,092	562,163
STMicroelectronics NV (France)	140,595	2,312,540
Unilever NV (Certificaten Van Aandelen) (Bearer)	83,462	4,754,383

TOTAL NETHERLANDS		21,131,875

Norway - 0.5%
Marine Harvest ASA	127,087	2,221,853
Portugal - 0.3%
Energias de Portugal SA	379,616	1,396,170
Singapore - 1.3%
DBS Group Holdings Ltd.	54,800	810,722
Oversea-Chinese Banking Corp. Ltd.	342,000	2,592,838
Singapore Technologies Engineering Ltd.	26,200	70,440
United Overseas Bank Ltd.	9,400	156,118
Yangzijiang Shipbuilding Holdings Ltd.	1,735,000	1,592,491

TOTAL SINGAPORE		5,222,609

Spain - 4.5%
Aena SA	12,458	2,514,847
Amadeus IT Holding SA Class A	48,399	2,819,034
Banco Bilbao Vizcaya Argentaria SA	228,091	1,866,804
Banco Santander SA (Spain)	519,046	3,379,523
Distribuidora Internacional de Alimentacion SA	129,106	794,626
Endesa SA	61,892	1,544,528
MAPFRE SA (Reg.)	160,338	570,246
Repsol YPF SA	90,255	1,512,201
Telefonica SA	312,849	3,484,165

TOTAL SPAIN		18,485,974

Sweden - 2.9%
Atlas Copco AB (A Shares)	59,918	2,217,091
Electrolux AB (B Shares)	70,686	2,269,883
ICA Gruppen AB	2,650	95,494
Industrivarden AB (C Shares)	33,244	785,641
Lundbergfoeretagen AB	8,994	706,262
Sandvik AB	160,040	2,507,933
SKF AB (B Shares)	51,595	1,055,479
TeliaSonera AB	111,859	511,972
Volvo AB (B Shares)	109,682	1,793,245

TOTAL SWEDEN		11,943,000

Switzerland - 9.1%
ABB Ltd. (Reg.)	118,314	2,977,191
Actelion Ltd.	1,344	381,601
Adecco SA (Reg.)	24,523	1,828,053
Coca-Cola HBC AG	28,249	820,034
Credit Suisse Group AG rights 6/7/17 (a)	914	425
Nestle SA (Reg. S)	114,719	9,794,893
Novartis AG	90,532	7,408,708
Pargesa Holding SA	1,615	125,558
Partners Group Holding AG	1,297	794,765
Roche Holding AG (participation certificate)	28,038	7,697,805
Swiss Re Ltd.	14,243	1,298,495
UBS Group AG	66,818	1,062,410
Zurich Insurance Group AG	10,821	3,180,774

TOTAL SWITZERLAND		37,370,712

United Kingdom - 16.9%
3i Group PLC	113,976	1,314,329
Anglo American PLC (United Kingdom) (a)	155,632	2,068,406
AstraZeneca PLC (United Kingdom)	7,262	490,676
BAE Systems PLC	283,461	2,439,907
Barclays PLC	286,329	775,023
Barratt Developments PLC	291,337	2,299,161
Berkeley Group Holdings PLC	46,880	1,966,707
BHP Billiton PLC	153,157	2,314,349
BP PLC	226,285	1,367,118
British American Tobacco PLC (United Kingdom)	26,908	1,925,068
BT Group PLC	523,866	2,081,557
Burberry Group PLC	52,262	1,222,166
Carnival PLC	37,493	2,406,441
Centrica PLC	564,507	1,478,680
Diageo PLC	6,952	208,968
Direct Line Insurance Group PLC	22,584	101,437
G4S PLC (United Kingdom)	162,113	678,842
GlaxoSmithKline PLC	1,524	33,359
GlaxoSmithKline PLC sponsored ADR	109,662	4,850,350
HSBC Holdings PLC:
(United Kingdom)	45,703	397,956
sponsored ADR (b)	150,761	6,556,596
Imperial Tobacco Group PLC	20,073	938,570
Kingfisher PLC	424,924	1,777,325
Legal & General Group PLC	314,351	1,019,854
Lloyds Banking Group PLC	1,612,382	1,467,657
Marks & Spencer Group PLC	455,074	2,242,751
Meggitt PLC	32,411	209,635
Mondi PLC	20,111	524,459
Old Mutual PLC	53,341	129,345
Persimmon PLC	73,461	2,323,678
Prudential PLC	43,213	969,544
RELX PLC	50,869	1,089,966
Rio Tinto PLC	76,029	3,036,126
Royal Dutch Shell PLC:
Class A (United Kingdom)	112,875	3,067,920
Class B (United Kingdom)	53,508	1,481,230
Royal Mail PLC	121,599	691,560
Schroders PLC	7,107	289,087
Scottish & Southern Energy PLC	46,863	910,215
Smith & Nephew PLC	58,638	1,024,126
Standard Life PLC	94,589	466,531
Tate & Lyle PLC	54,279	516,126
Taylor Wimpey PLC	752,977	1,970,422
Unilever PLC	74,407	4,148,094
Vodafone Group PLC	619,357	1,849,632
William Hill PLC	123,712	457,947
WM Morrison Supermarkets PLC	94,427	299,538

TOTAL UNITED KINGDOM		69,878,434

TOTAL COMMON STOCKS
(Cost $366,879,107)		403,239,619

Nonconvertible Preferred Stocks - 0.3%
Germany - 0.3%
Henkel AG & Co. KGaA
(Cost $814,098)	7,937	1,114,058
	Principal Amount	Value

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.56% to 0.79% 8/17/17 (c)
(Cost $1,397,902)	1,400,000	1,397,242
	Shares	Value

Money Market Funds - 8.1%
Fidelity Cash Central Fund, 0.86% (d)	26,533,677	26,538,983
Fidelity Securities Lending Cash Central Fund 0.87% (d)(e)	6,704,837	6,705,507
TOTAL MONEY MARKET FUNDS
(Cost $33,244,448)		33,244,490
TOTAL INVESTMENT PORTFOLIO - 106.4%
(Cost $402,335,555)		438,995,409
NET OTHER ASSETS (LIABILITIES) - (6.4)%		(26,497,187)
NET ASSETS - 100%		$412,498,222

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
83 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2017	7,826,485	$316,936

The face value of futures purchased as a percentage of Net Assets is 1.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,101,825.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,557
Fidelity Securities Lending Cash Central Fund	5,194
Total	$34,751

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$55,892,474	$41,092,729	$14,799,745	$--
Consumer Staples	45,256,273	20,275,434	24,980,839	--
Energy	13,777,208	2,548,131	11,229,077	--
Financials	77,302,319	50,097,896	27,204,423	--
Health Care	46,102,855	11,781,455	34,321,400	--
Industrials	61,845,815	49,534,002	12,311,813	--
Information Technology	27,032,225	20,873,179	6,159,046	--
Materials	31,567,249	25,015,717	6,551,532	--
Real Estate	13,878,670	13,878,670	--	--
Telecommunication Services	20,159,932	4,137,503	16,022,429	--
Utilities	11,538,657	9,925,450	1,613,207	--
Government Obligations	1,397,242	--	1,397,242	--
Money Market Funds	33,244,490	33,244,490	--	--
Total Investments in Securities:	$438,995,409	$282,404,656	$156,590,753	$--
Derivative Instruments:
Assets
Futures Contracts	$316,936	$316,936	$--	$--
Total Assets	$316,936	$316,936	$--	$--
Total Derivative Instruments:	$316,936	$316,936	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$5,058,520
Level 2 to Level 1	$10,218,539

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $404,330,018. Net unrealized appreciation aggregated $34,665,391, of which $41,980,256 related to appreciated investment securities and $7,314,865 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Core Enhanced Index Fund

May 31, 2017

CEI-QTLY-0717
1.850082.110

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.9%
Gentex Corp.	10,802	$205,022
Lear Corp.	19,261	2,870,659
Tenneco, Inc.	27,311	1,552,630
		4,628,311
Automobiles - 0.9%
Ford Motor Co.	286,875	3,190,050
General Motors Co.	51,156	1,735,723
		4,925,773
Diversified Consumer Services - 0.2%
Graham Holdings Co.	276	165,269
H&R Block, Inc.	41,003	1,088,220
		1,253,489
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp.	55,885	3,580,552
Darden Restaurants, Inc.	35,322	3,141,185
McDonald's Corp.	1,486	224,223
		6,945,960
Household Durables - 0.4%
Lennar Corp. Class A	343	17,599
NVR, Inc. (a)	666	1,520,065
Taylor Morrison Home Corp. (a)	36,607	851,113
Whirlpool Corp.	260	48,240
		2,437,017
Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc. (a)	12,870	12,800,759
Liberty Interactive Corp. QVC Group Series A (a)	66,488	1,559,808
		14,360,567
Leisure Products - 0.0%
Hasbro, Inc.	1,668	175,574
Media - 3.8%
Comcast Corp. Class A	185,051	7,714,776
Discovery Communications, Inc. Class C (non-vtg.) (a)	80,596	2,081,795
Scripps Networks Interactive, Inc. Class A	34,591	2,290,616
The Walt Disney Co.	61,681	6,657,847
Time Warner, Inc.	14,195	1,412,261
		20,157,295
Multiline Retail - 0.7%
Kohl's Corp.	4,031	154,911
Target Corp.	61,953	3,416,708
		3,571,619
Specialty Retail - 2.3%
Bed Bath & Beyond, Inc.	65,328	2,247,936
Best Buy Co., Inc.	53,675	3,187,758
Gap, Inc.	45,417	1,021,883
Home Depot, Inc.	34,510	5,297,630
Office Depot, Inc.	146,844	750,373
		12,505,580
Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	18,425	1,513,798
Michael Kors Holdings Ltd. (a)	62,093	2,060,246
		3,574,044

TOTAL CONSUMER DISCRETIONARY		74,535,229

CONSUMER STAPLES - 10.9%
Beverages - 2.2%
PepsiCo, Inc.	60,248	7,041,184
The Coca-Cola Co.	111,338	5,062,539
		12,103,723
Food & Staples Retailing - 2.8%
CVS Health Corp.	60,219	4,626,626
Kroger Co.	34,176	1,017,761
Wal-Mart Stores, Inc.	73,715	5,793,999
Walgreens Boots Alliance, Inc.	44,905	3,638,203
		15,076,589
Food Products - 2.2%
Bunge Ltd.	33,517	2,680,354
Campbell Soup Co.	49,747	2,867,915
Pilgrim's Pride Corp. (b)	7,715	179,528
The Hershey Co.	13,520	1,558,450
The J.M. Smucker Co.	10,232	1,308,161
Tyson Foods, Inc. Class A	51,940	2,978,240
		11,572,648
Household Products - 2.0%
Colgate-Palmolive Co.	15,222	1,162,352
Procter & Gamble Co.	96,035	8,459,723
Spectrum Brands Holdings, Inc. (b)	6,945	933,755
		10,555,830
Tobacco - 1.7%
Altria Group, Inc.	86,107	6,495,912
Philip Morris International, Inc.	16,245	1,946,151
Reynolds American, Inc.	12,898	867,391
		9,309,454

TOTAL CONSUMER STAPLES		58,618,244

ENERGY - 4.5%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc.	1,535	84,655
Schlumberger Ltd.	3,492	243,008
TechnipFMC PLC (a)	14,493	419,572
		747,235
Oil, Gas & Consumable Fuels - 4.4%
Chevron Corp.	23,387	2,420,087
ConocoPhillips Co.	75,675	3,381,916
Devon Energy Corp.	10,951	372,115
Exxon Mobil Corp.	114,196	9,192,778
ONEOK, Inc. (b)	54,569	2,710,988
The Williams Companies, Inc.	74,569	2,132,673
Valero Energy Corp.	51,751	3,181,134
		23,391,691

TOTAL ENERGY		24,138,926

FINANCIALS - 11.5%
Banks - 5.7%
Bank of America Corp.	370,403	8,300,731
Citigroup, Inc.	60,960	3,690,518
JPMorgan Chase & Co.	121,916	10,015,399
U.S. Bancorp	7,493	381,319
Wells Fargo & Co.	163,320	8,352,185
		30,740,152
Capital Markets - 1.9%
Bank of New York Mellon Corp.	8,628	406,551
Evercore Partners, Inc. Class A	4,659	315,880
Goldman Sachs Group, Inc.	17,152	3,623,532
Morgan Stanley	97,814	4,082,756
Thomson Reuters Corp.	37,240	1,624,296
		10,053,015
Consumer Finance - 1.3%
American Express Co.	45,812	3,524,775
Capital One Financial Corp.	12,176	936,578
Discover Financial Services	44,146	2,591,370
		7,052,723
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	49,166	8,126,156
Insurance - 0.7%
AFLAC, Inc.	21,616	1,629,414
FNF Group	402	17,129
Prudential Financial, Inc.	22,716	2,381,773
		4,028,316
Mortgage Real Estate Investment Trusts - 0.4%
Agnc Investment Corp.	38,777	806,174
Annaly Capital Management, Inc.	103,525	1,240,230
		2,046,404

TOTAL FINANCIALS		62,046,766

HEALTH CARE - 15.3%
Biotechnology - 3.5%
AbbVie, Inc.	51,021	3,368,406
Amgen, Inc.	35,359	5,489,131
Biogen, Inc. (a)	12,121	3,003,220
Gilead Sciences, Inc.	73,312	4,757,216
United Therapeutics Corp. (a)	15,847	1,915,744
		18,533,717
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	7,544	344,459
Baxter International, Inc.	59,344	3,519,693
Becton, Dickinson & Co.	3,413	645,842
C.R. Bard, Inc.	118	36,277
Danaher Corp.	6,825	579,716
Masimo Corp. (a)	27,693	2,410,399
Medtronic PLC	6,967	587,179
		8,123,565
Health Care Providers & Services - 4.6%
Aetna, Inc.	28,061	4,064,916
Anthem, Inc.	22,328	4,071,511
Centene Corp. (a)	16,660	1,210,016
Cigna Corp.	2,548	410,814
Express Scripts Holding Co. (a)	58,043	3,468,069
Humana, Inc.	15,143	3,517,113
McKesson Corp.	5,789	944,128
UnitedHealth Group, Inc.	40,410	7,079,024
		24,765,591
Pharmaceuticals - 5.7%
Allergan PLC	6,067	1,357,491
Bristol-Myers Squibb Co.	46,835	2,526,748
Eli Lilly & Co.	2,096	166,779
Johnson & Johnson	90,309	11,582,129
Merck & Co., Inc.	112,951	7,354,240
Pfizer, Inc.	233,546	7,625,277
		30,612,664

TOTAL HEALTH CARE		82,035,537

INDUSTRIALS - 8.1%
Aerospace & Defense - 2.9%
General Dynamics Corp.	9,652	1,961,769
Lockheed Martin Corp.	1,884	529,649
Moog, Inc. Class A (a)	7,932	555,557
Northrop Grumman Corp.	6,221	1,612,608
Raytheon Co.	16,513	2,708,297
Rockwell Collins, Inc.	3,188	347,651
Spirit AeroSystems Holdings, Inc. Class A	44,940	2,448,781
The Boeing Co.	29,746	5,581,242
		15,745,554
Airlines - 0.4%
Hawaiian Holdings, Inc. (a)	8,305	416,081
United Continental Holdings, Inc. (a)	23,160	1,845,157
		2,261,238
Building Products - 0.4%
Owens Corning	31,839	1,986,754
Commercial Services & Supplies - 0.2%
LSC Communications, Inc.	13,226	281,317
Msa Safety, Inc.	7,051	571,836
Tetra Tech, Inc.	3,687	169,418
		1,022,571
Electrical Equipment - 0.6%
Eaton Corp. PLC	38,846	3,005,903
Industrial Conglomerates - 1.9%
3M Co.	29,272	5,985,246
General Electric Co.	133,863	3,665,169
Honeywell International, Inc.	5,007	665,881
		10,316,296
Machinery - 1.6%
Allison Transmission Holdings, Inc.	13,336	516,370
Cummins, Inc.	21,761	3,431,710
Deere & Co.	1,744	213,570
Illinois Tool Works, Inc.	3,581	505,709
Ingersoll-Rand PLC	28,236	2,529,946
Stanley Black & Decker, Inc.	8,572	1,179,850
Toro Co.	1,835	125,679
		8,502,834
Professional Services - 0.1%
Manpower, Inc.	2,672	272,197
Robert Half International, Inc.	5,968	277,452
		549,649

TOTAL INDUSTRIALS		43,390,799

INFORMATION TECHNOLOGY - 24.3%
Communications Equipment - 2.1%
Cisco Systems, Inc.	209,540	6,606,796
F5 Networks, Inc. (a)	13,340	1,709,254
Juniper Networks, Inc.	102,172	2,996,705
		11,312,755
Electronic Equipment & Components - 0.6%
Corning, Inc.	105,987	3,084,222
Tech Data Corp. (a)	1,092	105,891
		3,190,113
Internet Software & Services - 4.6%
Alphabet, Inc.:
Class A (a)	7,488	7,391,330
Class C (a)	4,949	4,775,092
eBay, Inc. (a)	106,935	3,667,871
Facebook, Inc. Class A (a)	60,089	9,101,080
		24,935,373
IT Services - 1.8%
Accenture PLC Class A	19,404	2,415,216
IBM Corp.	37,855	5,777,809
MasterCard, Inc. Class A	416	51,118
Visa, Inc. Class A	16,321	1,554,249
		9,798,392
Semiconductors & Semiconductor Equipment - 5.0%
Applied Materials, Inc.	90,581	4,155,856
Intel Corp.	195,903	7,074,057
KLA-Tencor Corp.	31,318	3,257,072
Lam Research Corp.	1,527	236,945
Marvell Technology Group Ltd.	150,064	2,587,103
Qualcomm, Inc.	75,734	4,337,286
Texas Instruments, Inc.	59,844	4,936,532
		26,584,851
Software - 3.9%
Citrix Systems, Inc. (a)	20,549	1,696,114
Electronic Arts, Inc. (a)	17,839	2,021,694
Intuit, Inc.	3,761	528,947
Microsoft Corp.	229,726	16,044,064
Oracle Corp.	13,791	625,973
		20,916,792
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	148,295	22,653,545
HP, Inc.	190,141	3,567,045
NetApp, Inc.	52,586	2,129,207
Seagate Technology LLC (b)	59,810	2,605,922
Xerox Corp.	370,135	2,616,854
		33,572,573

TOTAL INFORMATION TECHNOLOGY		130,310,849

MATERIALS - 2.9%
Chemicals - 2.1%
Ashland Global Holdings, Inc.	1,664	110,723
E.I. du Pont de Nemours & Co.	13,015	1,027,144
LyondellBasell Industries NV Class A	38,504	3,100,342
Monsanto Co.	6,341	744,560
The Dow Chemical Co.	72,136	4,469,547
Trinseo SA	31,925	2,057,566
		11,509,882
Metals & Mining - 0.6%
Nucor Corp.	51,224	2,976,114
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp. (a)	46,017	1,025,259

TOTAL MATERIALS		15,511,255

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Public Storage	15,919	3,428,157
Weyerhaeuser Co.	99,839	3,290,693
		6,718,850
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	222,825	8,585,447
CenturyLink, Inc. (b)	35,287	880,411
Verizon Communications, Inc.	47,803	2,229,532
		11,695,390
UTILITIES - 2.2%
Electric Utilities - 1.9%
Duke Energy Corp.	35,481	3,040,012
Eversource Energy	8,803	546,402
Exelon Corp.	42,455	1,541,541
NextEra Energy, Inc.	31,134	4,403,593
PPL Corp.	17,978	717,502
		10,249,050
Gas Utilities - 0.3%
National Fuel Gas Co. (b)	2,573	146,043
UGI Corp.	28,154	1,440,922
		1,586,965

TOTAL UTILITIES		11,836,015

TOTAL COMMON STOCKS
(Cost $416,686,336)		520,837,860
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.56% to 0.79% 8/17/17 (c)
(Cost $848,820)	850,000	848,326
	Shares	Value

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.86% (d)	13,411,604	$13,414,287
Fidelity Securities Lending Cash Central Fund 0.87% (d)(e)	4,953,006	4,953,501
TOTAL MONEY MARKET FUNDS
(Cost $18,367,358)		18,367,788
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $435,902,514)		540,053,974
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(3,353,008)
NET ASSETS - 100%		$536,700,966

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
131 CME E-mini S&P 500 Index Contracts (United States)	June 2017	15,792,705	$388,722

The face value of futures purchased as a percentage of Net Assets is 2.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $822,377.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,278
Fidelity Securities Lending Cash Central Fund	3,297
Total	$28,575

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$74,535,229	$74,535,229	$--	$--
Consumer Staples	58,618,244	58,618,244	--	--
Energy	24,138,926	24,138,926	--	--
Financials	62,046,766	62,046,766	--	--
Health Care	82,035,537	82,035,537	--	--
Industrials	43,390,799	43,390,799	--	--
Information Technology	130,310,849	130,310,849	--	--
Materials	15,511,255	15,511,255	--	--
Real Estate	6,718,850	6,718,850	--	--
Telecommunication Services	11,695,390	11,695,390	--	--
Utilities	11,836,015	11,836,015	--	--
U.S. Government and Government Agency Obligations	848,326	--	848,326	--
Money Market Funds	18,367,788	18,367,788	--	--
Total Investments in Securities:	$540,053,974	$539,205,648	$848,326	$--
Derivative Instruments:
Assets
Futures Contracts	$388,722	$388,722	$--	$--
Total Assets	$388,722	$388,722	$--	$--
Total Derivative Instruments:	$388,722	$388,722	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017 the cost of investment securities for income tax purposes was $437,260,467. Net unrealized appreciation aggregated $102,793,507, of which $114,427,247 related to appreciated investment securities and $11,633,740 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Growth Enhanced Index Fund

May 31, 2017

GEI-QTLY-0717
1.850083.110

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 21.5%
Auto Components - 1.3%
BorgWarner, Inc.	22,237	$945,295
Delphi Automotive PLC	8,981	790,059
Gentex Corp.	206,728	3,923,697
Lear Corp.	36,304	5,410,748
Tenneco, Inc.	11,944	679,016
		11,748,815
Automobiles - 0.5%
Ford Motor Co.	385,735	4,289,373
Diversified Consumer Services - 0.0%
H&R Block, Inc.	4,259	113,034
Hotels, Restaurants & Leisure - 1.7%
Darden Restaurants, Inc.	64,304	5,718,555
Hilton Grand Vacations, Inc. (a)	6,235	223,026
McDonald's Corp.	30,297	4,571,514
Park Hotels & Resorts, Inc.	135,380	3,484,681
Starbucks Corp.	29,980	1,907,028
		15,904,804
Household Durables - 1.7%
CalAtlantic Group, Inc. (b)	24,789	893,396
D.R. Horton, Inc.	141,164	4,614,651
Lennar Corp. Class A	29,702	1,524,010
NVR, Inc. (a)	1,383	3,156,532
Taylor Morrison Home Corp. (a)	143,249	3,330,539
Toll Brothers, Inc.	3,530	130,292
Whirlpool Corp.	9,004	1,670,602
		15,320,022
Internet & Direct Marketing Retail - 4.6%
Amazon.com, Inc. (a)	34,596	34,409,874
Liberty Interactive Corp. QVC Group Series A (a)	223,501	5,243,333
Netflix, Inc. (a)	582	94,907
Priceline Group, Inc. (a)	1,215	2,280,664
		42,028,778
Leisure Products - 0.1%
Hasbro, Inc.	7,299	768,293
Media - 5.5%
Charter Communications, Inc. Class A (a)	1,182	408,440
Comcast Corp. Class A	449,066	18,721,562
Discovery Communications, Inc.:
Class A (a)(b)	159,312	4,221,768
Class C (non-vtg.) (a)	86,711	2,239,745
Interpublic Group of Companies, Inc.	7,335	182,862
Scripps Networks Interactive, Inc. Class A	63,696	4,217,949
The Walt Disney Co.	165,168	17,828,234
Time Warner, Inc.	26,216	2,608,230
		50,428,790
Multiline Retail - 1.0%
Big Lots, Inc.	5,996	292,785
Macy's, Inc.	174,155	4,092,643
Target Corp.	87,922	4,848,898
		9,234,326
Specialty Retail - 3.9%
American Eagle Outfitters, Inc.	143,960	1,655,540
Bed Bath & Beyond, Inc.	131,079	4,510,428
Best Buy Co., Inc.	81,157	4,819,914
Dick's Sporting Goods, Inc.	29,153	1,199,063
Gap, Inc. (b)	206,302	4,641,795
Home Depot, Inc.	74,639	11,457,833
Lowe's Companies, Inc.	78,816	6,208,336
Penske Automotive Group, Inc.	1,480	62,678
Williams-Sonoma, Inc. (b)	26,883	1,308,127
		35,863,714
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	28,207	2,317,487
Michael Kors Holdings Ltd. (a)	136,907	4,542,574
NIKE, Inc. Class B	14,153	749,967
Ralph Lauren Corp. (b)	47,319	3,208,228
		10,818,256

TOTAL CONSUMER DISCRETIONARY		196,518,205

CONSUMER STAPLES - 9.5%
Beverages - 2.5%
PepsiCo, Inc.	134,572	15,727,430
The Coca-Cola Co.	150,989	6,865,470
		22,592,900
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	6,409	1,156,376
CVS Health Corp.	136,400	10,479,612
Kroger Co.	226,941	6,758,303
Wal-Mart Stores, Inc.	60,098	4,723,703
Walgreens Boots Alliance, Inc.	67,790	5,492,346
		28,610,340
Food Products - 1.5%
Campbell Soup Co.	79,290	4,571,069
ConAgra Foods, Inc.	30,720	1,183,949
General Mills, Inc.	24,045	1,364,313
Pilgrim's Pride Corp. (b)	75,183	1,749,508
Tyson Foods, Inc. Class A	87,829	5,036,115
		13,904,954
Household Products - 0.7%
Church & Dwight Co., Inc.	24,537	1,267,581
Procter & Gamble Co.	43,990	3,875,079
Spectrum Brands Holdings, Inc. (b)	11,934	1,604,526
		6,747,186
Tobacco - 1.7%
Altria Group, Inc.	184,463	13,915,889
Reynolds American, Inc.	20,536	1,381,046
		15,296,935

TOTAL CONSUMER STAPLES		87,152,315

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
ONEOK, Inc. (b)	106,549	5,293,354
The Williams Companies, Inc.	84,381	2,413,297
		7,706,651
FINANCIALS - 1.8%
Banks - 0.1%
Citizens Financial Group, Inc.	31,535	1,075,344
Capital Markets - 0.9%
Evercore Partners, Inc. Class A	5,016	340,085
Federated Investors, Inc. Class B (non-vtg.) (b)	75,686	2,010,220
Morningstar, Inc.	30,771	2,251,822
T. Rowe Price Group, Inc.	45,282	3,189,664
		7,791,791
Consumer Finance - 0.7%
American Express Co.	12,531	964,135
Discover Financial Services	80,119	4,702,985
Synchrony Financial	25,386	681,614
		6,348,734
Diversified Financial Services - 0.0%
Donnelley Financial Solutions, Inc. (a)	14,196	323,385
Insurance - 0.1%
Lincoln National Corp.	9,081	590,083

TOTAL FINANCIALS		16,129,337

HEALTH CARE - 17.2%
Biotechnology - 6.0%
AbbVie, Inc.	186,806	12,332,932
Amgen, Inc.	86,399	13,412,581
Biogen, Inc. (a)	34,617	8,577,054
Celgene Corp. (a)	40,211	4,600,541
Gilead Sciences, Inc.	170,783	11,082,109
United Therapeutics Corp. (a)	39,115	4,728,612
		54,733,829
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	85,591	5,076,402
Becton, Dickinson & Co.	11,418	2,160,628
C.R. Bard, Inc.	2,695	828,524
Danaher Corp.	1,017	86,384
Masimo Corp. (a)	48,891	4,255,473
Medtronic PLC	659	55,541
		12,462,952
Health Care Providers & Services - 5.4%
Aetna, Inc.	17,219	2,494,344
Anthem, Inc.	31,187	5,686,949
Centene Corp. (a)	70,860	5,146,562
Cigna Corp.	309	49,820
Express Scripts Holding Co. (a)	115,633	6,909,072
Humana, Inc.	30,349	7,048,859
McKesson Corp.	24,963	4,071,216
UnitedHealth Group, Inc.	98,463	17,248,748
Wellcare Health Plans, Inc. (a)	5,597	961,565
		49,617,135
Pharmaceuticals - 4.4%
Allergan PLC	9,518	2,129,653
Bristol-Myers Squibb Co.	160,095	8,637,125
Eli Lilly & Co.	128,153	10,197,134
Johnson & Johnson	72,766	9,332,240
Merck & Co., Inc.	71,167	4,633,683
Pfizer, Inc.	172,315	5,626,085
		40,555,920

TOTAL HEALTH CARE		157,369,836

INDUSTRIALS - 8.7%
Aerospace & Defense - 2.8%
Lockheed Martin Corp.	2,788	783,790
Northrop Grumman Corp.	14,847	3,848,639
Raytheon Co.	24,179	3,965,598
Rockwell Collins, Inc.	3,730	406,757
Spirit AeroSystems Holdings, Inc. Class A	68,723	3,744,716
The Boeing Co.	70,399	13,208,964
		25,958,464
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	9,706	1,028,545
Airlines - 0.5%
Delta Air Lines, Inc.	42,886	2,106,989
Southwest Airlines Co.	39,593	2,379,143
		4,486,132
Commercial Services & Supplies - 0.2%
LSC Communications, Inc.	69,685	1,482,200
Msa Safety, Inc.	3,948	320,183
Pitney Bowes, Inc.	12,751	189,607
Tetra Tech, Inc.	2,038	93,646
		2,085,636
Construction & Engineering - 0.0%
MasTec, Inc. (a)	7,325	310,580
Electrical Equipment - 0.1%
Eaton Corp. PLC	11,128	861,085
Industrial Conglomerates - 1.8%
3M Co.	67,581	13,818,287
Honeywell International, Inc.	22,856	3,039,619
		16,857,906
Machinery - 2.2%
Cummins, Inc.	28,857	4,550,749
Deere & Co.	42,718	5,231,246
Donaldson Co., Inc.	2,496	119,708
Illinois Tool Works, Inc.	4,957	700,028
Ingersoll-Rand PLC	43,858	3,929,677
Snap-On, Inc.	954	154,224
Stanley Black & Decker, Inc.	17,623	2,425,630
Toro Co.	40,289	2,759,394
		19,870,656
Professional Services - 0.6%
Manpower, Inc.	2,672	272,197
Robert Half International, Inc.	102,490	4,764,760
		5,036,957
Road & Rail - 0.2%
Union Pacific Corp.	12,237	1,349,741
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (a)	1,457	158,420
W.W. Grainger, Inc. (b)	10,476	1,804,805
		1,963,225

TOTAL INDUSTRIALS		79,808,927

INFORMATION TECHNOLOGY - 35.3%
Communications Equipment - 1.5%
Arris International PLC (a)	16,029	449,453
Cisco Systems, Inc.	142,403	4,489,967
F5 Networks, Inc. (a)	28,008	3,588,665
Juniper Networks, Inc.	153,498	4,502,096
Motorola Solutions, Inc.	6,365	531,923
		13,562,104
Electronic Equipment & Components - 0.3%
CDW Corp.	30,112	1,812,140
TE Connectivity Ltd.	17,143	1,351,726
		3,163,866
Internet Software & Services - 8.4%
Alphabet, Inc.:
Class A (a)	22,399	22,109,829
Class C (a)	21,479	20,724,228
eBay, Inc. (a)	214,450	7,355,635
Facebook, Inc. Class A (a)	175,176	26,532,157
		76,721,849
IT Services - 4.8%
Accenture PLC Class A	84,750	10,548,833
Alliance Data Systems Corp.	13,875	3,345,679
Automatic Data Processing, Inc.	6,134	627,938
Cognizant Technology Solutions Corp. Class A	35,894	2,401,668
Fidelity National Information Services, Inc.	7,675	659,052
First Data Corp. Class A (a)	34,455	590,214
IBM Corp.	75,876	11,580,954
MasterCard, Inc. Class A	33,799	4,153,221
Maximus, Inc.	2,247	139,494
Paychex, Inc.	14,697	870,503
Visa, Inc. Class A	94,929	9,040,089
		43,957,645
Semiconductors & Semiconductor Equipment - 5.4%
Applied Materials, Inc.	168,387	7,725,596
Broadcom Ltd.	8,132	1,947,451
Intel Corp.	158,592	5,726,757
KLA-Tencor Corp.	57,073	5,935,592
Lam Research Corp.	34,212	5,308,676
Maxim Integrated Products, Inc.	100,212	4,790,134
NVIDIA Corp.	4,329	624,891
Qualcomm, Inc.	106,559	6,102,634
Texas Instruments, Inc.	132,657	10,942,876
		49,104,607
Software - 6.6%
Adobe Systems, Inc. (a)	5,068	718,946
CA Technologies, Inc.	70,237	2,231,429
Cadence Design Systems, Inc. (a)	21,510	755,861
CDK Global, Inc. (b)	9,952	611,650
Citrix Systems, Inc. (a)	51,219	4,227,616
Electronic Arts, Inc. (a)	45,790	5,189,381
Intuit, Inc.	54,014	7,596,529
Microsoft Corp.	509,781	35,603,105
Oracle Corp.	14,482	657,338
Synopsys, Inc. (a)	32,949	2,466,892
		60,058,747
Technology Hardware, Storage & Peripherals - 8.3%
Apple, Inc.	414,190	63,271,661
HP, Inc.	244,792	4,592,298
NCR Corp. (a)	26,397	1,017,076
NetApp, Inc.	71,964	2,913,822
Seagate Technology LLC (b)	105,197	4,583,433
		76,378,290

TOTAL INFORMATION TECHNOLOGY		322,947,108

MATERIALS - 1.8%
Chemicals - 1.1%
AdvanSix, Inc. (a)	2,531	72,817
E.I. du Pont de Nemours & Co.	45,159	3,563,948
Huntsman Corp.	100	2,390
LyondellBasell Industries NV Class A	61,961	4,989,100
Monsanto Co.	10,578	1,242,069
Trinseo SA	1,459	94,033
		9,964,357
Metals & Mining - 0.6%
Nucor Corp.	17,508	1,017,215
Steel Dynamics, Inc.	128,188	4,357,110
		5,374,325
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp. (a)	53,459	1,191,067

TOTAL MATERIALS		16,529,749

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Public Storage	33,024	7,111,718
Weyerhaeuser Co.	136,935	4,513,378
		11,625,096
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	117,598	4,531,051
Verizon Communications, Inc.	82,120	3,830,077
		8,361,128
TOTAL COMMON STOCKS
(Cost $740,822,903)		904,148,352
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.53% to 0.56% 8/17/17 (c)
(Cost $1,198,586)	1,200,000	1,197,636
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 0.86% (d)	7,087,195	$7,088,612
Fidelity Securities Lending Cash Central Fund 0.87% (d)(e)	21,884,387	21,886,575
TOTAL MONEY MARKET FUNDS
(Cost $28,973,641)		28,975,187
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $770,995,130)		934,321,175
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(20,304,714)
NET ASSETS - 100%		$914,016,461

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
77 CME E-mini S&P 500 Index Contracts (United States)	June 2017	9,282,735	$280,877

The face value of futures purchased as a percentage of Net Assets is 1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $513,985.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,939
Fidelity Securities Lending Cash Central Fund	6,871
Total	$32,810

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$196,518,205	$196,518,205	$--	$--
Consumer Staples	87,152,315	87,152,315	--	--
Energy	7,706,651	7,706,651	--	--
Financials	16,129,337	16,129,337	--	--
Health Care	157,369,836	157,369,836	--	--
Industrials	79,808,927	79,808,927	--	--
Information Technology	322,947,108	322,947,108	--	--
Materials	16,529,749	16,529,749	--	--
Real Estate	11,625,096	11,625,096	--	--
Telecommunication Services	8,361,128	8,361,128	--	--
U.S. Government and Government Agency Obligations	1,197,636	--	1,197,636	--
Money Market Funds	28,975,187	28,975,187	--	--
Total Investments in Securities:	$934,321,175	$933,123,539	$1,197,636	$--
Derivative Instruments:
Assets
Futures Contracts	$280,877	$280,877	$--	$--
Total Assets	$280,877	$280,877	$--	$--
Total Derivative Instruments:	$280,877	$280,877	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017 the cost of investment securities for income tax purposes was $772,804,917. Net unrealized appreciation aggregated $161,516,258 of which $183,726,945 related to appreciated investment securities and $22,210,687 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Value Enhanced Index Fund

May 31, 2017

VEI-QTLY-0717
1.850084.110

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 1.0%
Gentex Corp.	304,626	$5,781,801
Lear Corp.	109,070	16,255,793
Tenneco, Inc.	102,719	5,839,575
		27,877,169
Automobiles - 0.9%
Ford Motor Co.	1,618,119	17,993,483
General Motors Co.	284,208	9,643,177
		27,636,660
Diversified Consumer Services - 0.0%
H&R Block, Inc.	47,282	1,254,864
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.	164,909	10,565,720
Darden Restaurants, Inc.	152,776	13,586,370
International Game Technology PLC	11,006	195,357
Park Hotels & Resorts, Inc.	79,959	2,058,145
		26,405,592
Household Durables - 0.3%
CalAtlantic Group, Inc. (a)	12,815	461,853
D.R. Horton, Inc.	220,122	7,195,788
Taylor Morrison Home Corp. (b)	20,613	479,252
		8,136,893
Internet & Direct Marketing Retail - 0.3%
Liberty Interactive Corp. QVC Group Series A (b)	361,181	8,473,306
Media - 0.3%
MSG Network, Inc. Class A (b)	132,859	2,796,682
Scripps Networks Interactive, Inc. Class A	24,311	1,609,874
Tegna, Inc.	18,427	437,457
Time Warner, Inc.	31,653	3,149,157
		7,993,170
Multiline Retail - 1.2%
Dillard's, Inc. Class A (a)	7,985	411,068
Kohl's Corp.	176,053	6,765,717
Macy's, Inc.	193,786	4,553,971
Target Corp.	395,507	21,812,211
		33,542,967
Specialty Retail - 1.3%
American Eagle Outfitters, Inc.	233,606	2,686,469
Bed Bath & Beyond, Inc.	111,274	3,828,938
Best Buy Co., Inc.	329,502	19,569,124
GameStop Corp. Class A	20,642	457,014
Gap, Inc. (a)	473,679	10,657,778
Office Depot, Inc.	244,018	1,246,932
		38,446,255
Textiles, Apparel & Luxury Goods - 0.2%
Michael Kors Holdings Ltd. (b)	155,269	5,151,825

TOTAL CONSUMER DISCRETIONARY		184,918,701

CONSUMER STAPLES - 10.2%
Beverages - 0.6%
PepsiCo, Inc.	144,001	16,829,397
Food & Staples Retailing - 3.6%
CVS Health Corp.	205,491	15,787,874
Kroger Co.	495,945	14,769,242
Wal-Mart Stores, Inc.	585,145	45,992,397
Walgreens Boots Alliance, Inc.	352,256	28,539,781
		105,089,294
Food Products - 2.2%
Bunge Ltd.	225,890	18,064,423
Campbell Soup Co.	23,719	1,367,400
ConAgra Foods, Inc.	36,642	1,412,183
Fresh Del Monte Produce, Inc.	6,047	306,462
Ingredion, Inc.	12,899	1,471,647
Mondelez International, Inc.	42,048	1,959,016
Pilgrim's Pride Corp. (a)	173,727	4,042,627
The J.M. Smucker Co.	137,445	17,572,343
Tyson Foods, Inc. Class A	288,161	16,523,152
		62,719,253
Household Products - 2.8%
Colgate-Palmolive Co.	105,892	8,085,913
Procter & Gamble Co.	810,441	71,391,748
		79,477,661
Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A	18,235	1,000,737
Tobacco - 1.0%
Philip Morris International, Inc.	223,016	26,717,317
Reynolds American, Inc.	26,304	1,768,944
		28,486,261

TOTAL CONSUMER STAPLES		293,602,603

ENERGY - 9.6%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	54,848	3,024,867
Dril-Quip, Inc. (a)(b)	174,622	8,661,251
Schlumberger Ltd.	155,001	10,786,520
TechnipFMC PLC (b)	114,864	3,325,313
		25,797,951
Oil, Gas & Consumable Fuels - 8.7%
Chevron Corp.	335,370	34,704,088
ConocoPhillips Co.	637,918	28,508,555
Devon Energy Corp.	394,229	13,395,901
EOG Resources, Inc.	87,323	7,886,140
Exxon Mobil Corp.	1,144,399	92,124,115
Marathon Petroleum Corp.	145,020	7,546,841
ONEOK, Inc. (a)	281,737	13,996,694
Southwestern Energy Co. (b)	1,326,710	8,039,863
Tesoro Corp.	159,687	13,292,346
The Williams Companies, Inc.	308,383	8,819,754
Valero Energy Corp.	348,320	21,411,230
World Fuel Services Corp.	10,786	381,177
		250,106,704

TOTAL ENERGY		275,904,655

FINANCIALS - 24.0%
Banks - 11.9%
Bank of America Corp.	3,259,861	73,053,485
Citigroup, Inc.	930,747	56,347,423
Citizens Financial Group, Inc.	54,736	1,866,498
East West Bancorp, Inc.	29,061	1,590,509
Fifth Third Bancorp	146,082	3,467,987
JPMorgan Chase & Co.	1,103,665	90,666,080
PNC Financial Services Group, Inc.	45,334	5,381,146
Regions Financial Corp.	1,296,656	17,945,719
SunTrust Banks, Inc.	4,678	249,665
TCF Financial Corp.	37,231	560,699
U.S. Bancorp	344,681	17,540,816
Wells Fargo & Co.	1,446,486	73,973,294
		342,643,321
Capital Markets - 3.4%
Bank of New York Mellon Corp.	382,998	18,046,866
Federated Investors, Inc. Class B (non-vtg.) (a)	81,220	2,157,203
Franklin Resources, Inc.	26,513	1,107,978
Goldman Sachs Group, Inc.	165,245	34,909,659
Lazard Ltd. Class A	7,090	315,505
Morgan Stanley	707,742	29,541,151
T. Rowe Price Group, Inc.	15,968	1,124,786
Thomson Reuters Corp.	244,536	10,665,922
		97,869,070
Consumer Finance - 1.6%
American Express Co.	252,608	19,435,660
Discover Financial Services	235,523	13,825,200
Navient Corp.	124,319	1,793,923
Synchrony Financial	381,594	10,245,799
		45,300,582
Diversified Financial Services - 2.8%
Berkshire Hathaway, Inc. Class B (b)	390,270	64,503,826
Leucadia National Corp.	649,030	15,829,842
		80,333,668
Insurance - 3.2%
AFLAC, Inc.	294,844	22,225,341
American International Group, Inc.	20,386	1,297,161
American National Insurance Co.	4,789	562,851
Aspen Insurance Holdings Ltd.	115,870	5,886,196
Assured Guaranty Ltd.	250,305	9,776,913
Chubb Ltd.	7,803	1,117,312
CNA Financial Corp.	6,489	295,898
Everest Re Group Ltd.	29,090	7,407,769
First American Financial Corp.	17,357	755,377
FNF Group	73,936	3,150,413
Old Republic International Corp.	210,812	4,169,861
Principal Financial Group, Inc.	24,921	1,567,780
Prudential Financial, Inc.	249,475	26,157,454
The Travelers Companies, Inc.	61,992	7,739,701
		92,110,027
Mortgage Real Estate Investment Trusts - 1.1%
Agnc Investment Corp.	177,847	3,697,439
Annaly Capital Management, Inc.	586,532	7,026,653
Chimera Investment Corp.	660,279	12,281,189
MFA Financial, Inc.	1,161,125	9,660,560
		32,665,841
Thrifts & Mortgage Finance - 0.0%
Essent Group Ltd. (b)	20,227	733,633

TOTAL FINANCIALS		691,656,142

HEALTH CARE - 12.9%
Biotechnology - 1.0%
Amgen, Inc.	93,462	14,509,041
United Therapeutics Corp. (b)	128,820	15,573,050
		30,082,091
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	41,919	1,914,022
Baxter International, Inc.	287,208	17,034,306
Medtronic PLC	175,372	14,780,352
		33,728,680
Health Care Providers & Services - 3.4%
Aetna, Inc.	94,936	13,752,429
Anthem, Inc.	135,073	24,630,562
Centene Corp. (b)	120,220	8,731,579
Cigna Corp.	10,227	1,648,899
Express Scripts Holding Co. (b)	258,435	15,441,491
Humana, Inc.	35,337	8,207,372
McKesson Corp.	47,245	7,705,187
UnitedHealth Group, Inc.	77,957	13,656,507
Wellcare Health Plans, Inc. (b)	21,562	3,704,352
		97,478,378
Life Sciences Tools & Services - 0.1%
Bruker Corp.	149,013	4,054,644
Pharmaceuticals - 7.2%
Allergan PLC	17,186	3,845,368
Johnson & Johnson	668,995	85,798,609
Merck & Co., Inc.	934,782	60,863,656
Pfizer, Inc.	1,765,367	57,639,233
		208,146,866

TOTAL HEALTH CARE		373,490,659

INDUSTRIALS - 8.8%
Aerospace & Defense - 2.2%
Huntington Ingalls Industries, Inc.	57,564	11,271,607
KLX, Inc. (b)	6,305	305,099
Northrop Grumman Corp.	18,827	4,880,335
Raytheon Co.	140,701	23,076,371
Spirit AeroSystems Holdings, Inc. Class A	276,981	15,092,695
United Technologies Corp.	69,325	8,407,736
		63,033,843
Airlines - 0.4%
Hawaiian Holdings, Inc. (b)	116,848	5,854,085
JetBlue Airways Corp. (b)	1,575	35,312
United Continental Holdings, Inc. (b)	73,720	5,873,272
		11,762,669
Building Products - 0.6%
Owens Corning	270,633	16,887,499
Commercial Services & Supplies - 0.2%
Deluxe Corp.	41,544	2,831,639
LSC Communications, Inc.	62,128	1,321,463
R.R. Donnelley & Sons Co.	41,113	490,067
		4,643,169
Construction & Engineering - 0.0%
MasTec, Inc. (b)	5,589	236,974
Electrical Equipment - 0.8%
Eaton Corp. PLC	311,382	24,094,739
Fortive Corp.	7,873	491,669
Regal Beloit Corp.	2,078	164,578
		24,750,986
Industrial Conglomerates - 1.7%
3M Co.	73,285	14,984,584
General Electric Co.	1,296,555	35,499,676
		50,484,260
Machinery - 2.0%
AGCO Corp.	1,316	84,263
Allison Transmission Holdings, Inc.	208,688	8,080,399
Caterpillar, Inc.	2,075	218,767
Cummins, Inc.	137,075	21,616,728
Deere & Co.	115,007	14,083,757
Ingersoll-Rand PLC	63,057	5,649,907
Snap-On, Inc.	4,658	753,012
Stanley Black & Decker, Inc.	48,422	6,664,804
		57,151,637
Professional Services - 0.3%
Manpower, Inc.	68,333	6,961,083
Robert Half International, Inc.	23,465	1,090,888
		8,051,971
Road & Rail - 0.2%
Union Pacific Corp.	46,665	5,147,150
Trading Companies & Distributors - 0.4%
United Rentals, Inc. (b)	116,929	12,713,690

TOTAL INDUSTRIALS		254,863,848

INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 2.5%
Cisco Systems, Inc.	1,750,388	55,189,734
Juniper Networks, Inc.	602,342	17,666,691
		72,856,425
Electronic Equipment & Components - 0.5%
Anixter International, Inc. (b)	1,675	126,463
Corning, Inc.	367,932	10,706,821
Tech Data Corp. (b)	24,654	2,390,698
		13,223,982
Internet Software & Services - 0.5%
Alphabet, Inc. Class A (b)	615	607,060
eBay, Inc. (b)	373,006	12,794,106
		13,401,166
Semiconductors & Semiconductor Equipment - 4.9%
Applied Materials, Inc.	434,396	19,930,088
Cirrus Logic, Inc. (b)	66,557	4,389,434
Intel Corp.	1,509,828	54,519,889
KLA-Tencor Corp.	142,454	14,815,216
Marvell Technology Group Ltd.	51,289	884,222
Maxim Integrated Products, Inc.	28,337	1,354,509
MKS Instruments, Inc.	4,418	361,172
Qualcomm, Inc.	562,098	32,191,352
Texas Instruments, Inc.	177,727	14,660,700
		143,106,582
Software - 0.6%
Citrix Systems, Inc. (b)	16,824	1,388,653
Oracle Corp.	337,511	15,319,624
		16,708,277
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	211,102	32,247,942
HP, Inc.	1,265,250	23,736,090
NetApp, Inc.	23,704	959,775
Seagate Technology LLC (a)	340,626	14,841,075
Xerox Corp.	2,324,369	16,433,289
		88,218,171

TOTAL INFORMATION TECHNOLOGY		347,514,603

MATERIALS - 4.5%
Chemicals - 2.9%
Ashland Global Holdings, Inc.	16,340	1,087,264
Cabot Corp.	5,365	280,214
Eastman Chemical Co.	160,788	12,880,727
Huntsman Corp.	502,244	12,003,632
LyondellBasell Industries NV Class A	225,516	18,158,548
Monsanto Co.	10,149	1,191,696
The Dow Chemical Co.	399,119	24,729,413
Trinseo SA	205,060	13,216,117
		83,547,611
Metals & Mining - 1.5%
Nucor Corp.	320,559	18,624,478
Reliance Steel & Aluminum Co.	125,731	9,172,076
Steel Dynamics, Inc.	409,483	13,918,327
		41,714,881
Paper & Forest Products - 0.1%
Domtar Corp.	3,670	133,515
Louisiana-Pacific Corp. (b)	151,170	3,368,068
		3,501,583

TOTAL MATERIALS		128,764,075

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Brixmor Property Group, Inc.	236,354	4,263,826
Care Capital Properties, Inc.	89,593	2,355,400
Corrections Corp. of America	378,797	10,890,414
Equity Commonwealth (b)	6,087	189,427
Host Hotels & Resorts, Inc. (a)	527,878	9,496,525
LaSalle Hotel Properties (SBI)	10,195	290,048
Liberty Property Trust (SBI)	50,115	2,059,225
Omega Healthcare Investors, Inc. (a)	9,780	306,310
Outfront Media, Inc.	9,603	219,429
PS Business Parks, Inc.	1,422	179,570
Public Storage	69,718	15,013,771
Quality Care Properties, Inc. (b)	105,456	1,784,316
RLJ Lodging Trust	215,557	4,386,585
Sunstone Hotel Investors, Inc.	321,543	5,019,286
Weyerhaeuser Co.	623,970	20,566,051
		77,020,183
Real Estate Management & Development - 0.0%
Realogy Holdings Corp.	22,951	699,087

TOTAL REAL ESTATE		77,719,270

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	1,746,023	67,274,266
CenturyLink, Inc. (a)	111,740	2,787,913
Level 3 Communications, Inc. (b)	21,726	1,293,132
Verizon Communications, Inc.	207,524	9,678,919
		81,034,230
UTILITIES - 5.3%
Electric Utilities - 3.8%
Duke Energy Corp.	344,528	29,519,159
Entergy Corp.	8,720	689,403
Eversource Energy	61,105	3,792,787
Exelon Corp.	655,881	23,815,039
FirstEnergy Corp.	614,179	17,958,594
Great Plains Energy, Inc.	16,862	484,445
NextEra Energy, Inc.	86,785	12,274,870
OGE Energy Corp.	13,108	467,038
PPL Corp.	562,925	22,466,337
		111,467,672
Gas Utilities - 0.7%
National Fuel Gas Co. (a)	26,969	1,530,760
Southwest Gas Holdings, Inc.	7,199	572,824
UGI Corp.	342,610	17,534,780
		19,638,364
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	174,635	2,039,737
Multi-Utilities - 0.7%
Avangrid, Inc.	6,708	304,744
CenterPoint Energy, Inc.	184,767	5,286,184
MDU Resources Group, Inc.	111,267	3,029,800
Public Service Enterprise Group, Inc.	198,004	8,892,360
SCANA Corp.	3,343	227,993
WEC Energy Group, Inc.	38,018	2,386,010
		20,127,091

TOTAL UTILITIES		153,272,864

TOTAL COMMON STOCKS
(Cost $2,584,001,762)		2,862,741,650
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.56% to 0.68% 8/17/17 (c)
(Cost $5,792,422)	5,800,000	5,788,574
	Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 0.86% (d)	16,210,210	$16,213,452
Fidelity Securities Lending Cash Central Fund 0.87% (d)(e)	61,624,873	61,631,035
TOTAL MONEY MARKET FUNDS
(Cost $77,840,373)		77,844,487
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $2,667,634,557)		2,946,374,711
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(59,484,301)
NET ASSETS - 100%		$2,886,890,410

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
192 CME E-mini S&P 500 Index Contracts (United States)	June 2017	23,146,560	$238,202

The face value of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,273,486.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$61,241
Fidelity Securities Lending Cash Central Fund	18,124
Total	$79,365

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$184,918,701	$184,918,701	$--	$--
Consumer Staples	293,602,603	293,602,603	--	--
Energy	275,904,655	275,904,655	--	--
Financials	691,656,142	691,656,142	--	--
Health Care	373,490,659	373,490,659	--	--
Industrials	254,863,848	254,863,848	--	--
Information Technology	347,514,603	347,514,603	--	--
Materials	128,764,075	128,764,075	--	--
Real Estate	77,719,270	77,719,270	--	--
Telecommunication Services	81,034,230	81,034,230	--	--
Utilities	153,272,864	153,272,864	--	--
U.S. Government and Government Agency Obligations	5,788,574	--	5,788,574	--
Money Market Funds	77,844,487	77,844,487	--	--
Total Investments in Securities:	$2,946,374,711	$2,940,586,137	$5,788,574	$--
Derivative Instruments:
Assets
Futures Contracts	$238,202	$238,202	$--	$--
Total Assets	$238,202	$238,202	$--	$--
Total Derivative Instruments:	$238,202	$238,202	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $2,678,301,327. Net unrealized appreciation aggregated $268,073,384, of which $341,531,194 related to appreciated investment securities and $73,457,810 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mid Cap Enhanced Index Fund

May 31, 2017

MCE-QTLY-0717
1.870938.109

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 17.2%
Auto Components - 2.7%
BorgWarner, Inc.	153,806	$6,538,293
Delphi Automotive PLC	91,316	8,033,069
Gentex Corp.	339,818	6,449,746
Lear Corp.	56,264	8,385,587
Tenneco, Inc.	12,838	729,840
The Goodyear Tire & Rubber Co.	58,235	1,876,332
		32,012,867
Diversified Consumer Services - 0.3%
Graham Holdings Co.	276	165,269
H&R Block, Inc.	144,280	3,829,191
		3,994,460
Hotels, Restaurants & Leisure - 1.5%
ARAMARK Holdings Corp.	17,830	664,346
Brinker International, Inc.	18,814	738,073
Darden Restaurants, Inc.	94,085	8,366,979
Extended Stay America, Inc. unit	16,944	308,381
International Game Technology PLC	44,184	784,266
Marriott International, Inc. Class A	1,324	142,529
Panera Bread Co. Class A (a)	349	109,757
Park Hotels & Resorts, Inc.	255,507	6,576,750
Wyndham Worldwide Corp.	5,827	588,469
		18,279,550
Household Durables - 1.7%
CalAtlantic Group, Inc. (b)	22,225	800,989
D.R. Horton, Inc.	248,281	8,116,306
Garmin Ltd. (b)	20,146	1,048,398
Lennar Corp. Class A	32,845	1,685,277
NVR, Inc. (a)	1,641	3,745,386
PulteGroup, Inc.	87,956	1,993,963
Whirlpool Corp.	13,556	2,515,180
		19,905,499
Internet & Direct Marketing Retail - 0.7%
Liberty Interactive Corp. QVC Group Series A (a)	344,037	8,071,108
Leisure Products - 0.0%
Brunswick Corp.	668	36,914
Media - 2.2%
Discovery Communications, Inc.:
Class A (a)(b)	253,881	6,727,847
Class C (non-vtg.) (a)(b)	242,730	6,269,716
Interpublic Group of Companies, Inc.	47,262	1,178,242
Liberty Media Corp. Liberty SiriusXM Class A (a)	13,642	568,462
Scripps Networks Interactive, Inc. Class A	102,594	6,793,775
Tegna, Inc.	166,936	3,963,061
		25,501,103
Multiline Retail - 2.2%
Dillard's, Inc. Class A (b)	15,197	782,342
Dollar General Corp.	60,956	4,473,561
Kohl's Corp.	191,645	7,364,917
Macy's, Inc.	310,030	7,285,705
Target Corp.	108,068	5,959,950
		25,866,475
Specialty Retail - 4.0%
Bed Bath & Beyond, Inc.	193,548	6,659,987
Best Buy Co., Inc.	159,083	9,447,939
Dick's Sporting Goods, Inc.	86,312	3,550,013
Foot Locker, Inc.	88,226	5,241,507
GameStop Corp. Class A	84,406	1,868,749
Gap, Inc. (b)	305,989	6,884,753
Penske Automotive Group, Inc.	3,205	135,732
Ross Stores, Inc.	165,231	10,561,566
Staples, Inc.	57,091	518,386
Williams-Sonoma, Inc. (b)	37,812	1,839,932
		46,708,564
Textiles, Apparel & Luxury Goods - 1.9%
Carter's, Inc.	28,207	2,317,487
Michael Kors Holdings Ltd. (a)	191,008	6,337,645
PVH Corp.	71,998	7,628,188
Ralph Lauren Corp. (b)	83,133	5,636,417
		21,919,737

TOTAL CONSUMER DISCRETIONARY		202,296,277

CONSUMER STAPLES - 6.3%
Beverages - 0.5%
Dr. Pepper Snapple Group, Inc.	62,932	5,840,719
Food & Staples Retailing - 0.0%
Kroger Co.	3,975	118,376
Food Products - 4.8%
Bunge Ltd.	102,424	8,190,847
Campbell Soup Co.	125,824	7,253,754
ConAgra Foods, Inc.	218,762	8,431,087
Ingredion, Inc.	56,494	6,445,400
Lamb Weston Holdings, Inc.	25,581	1,187,214
Mead Johnson Nutrition Co. Class A	19,660	1,757,997
Pilgrim's Pride Corp. (b)	249,391	5,803,329
The Hershey Co.	5,024	579,116
The J.M. Smucker Co.	64,000	8,182,400
Tyson Foods, Inc. Class A	154,554	8,862,126
		56,693,270
Household Products - 0.9%
Church & Dwight Co., Inc.	160,802	8,307,031
Spectrum Brands Holdings, Inc. (b)	13,723	1,845,057
		10,152,088
Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A	20,566	1,128,662

TOTAL CONSUMER STAPLES		73,933,115

ENERGY - 4.5%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	44,596	2,459,469
Dril-Quip, Inc. (a)(b)	42,790	2,122,384
		4,581,853
Oil, Gas & Consumable Fuels - 4.1%
Devon Energy Corp.	263,628	8,958,079
Marathon Oil Corp.	144,446	1,880,687
Murphy Oil Corp. (b)	22,646	552,789
Noble Energy, Inc.	147,401	4,228,935
ONEOK, Inc. (b)	154,907	7,695,780
Southwestern Energy Co. (a)(b)	918,495	5,566,080
Tesoro Corp.	54,837	4,564,632
The Williams Companies, Inc.	314,734	9,001,392
Valero Energy Corp.	86,040	5,288,879
World Fuel Services Corp.	20,475	723,587
		48,460,840

TOTAL ENERGY		53,042,693

FINANCIALS - 11.3%
Banks - 3.8%
Citizens Financial Group, Inc.	264,745	9,027,805
Comerica, Inc.	13,818	947,362
East West Bancorp, Inc.	82,196	4,498,587
Fifth Third Bancorp	341,313	8,102,771
KeyCorp	49,635	867,123
Regions Financial Corp.	660,022	9,134,704
SunTrust Banks, Inc.	184,429	9,842,976
TCF Financial Corp.	116,404	1,753,044
		44,174,372
Capital Markets - 1.9%
Ameriprise Financial, Inc.	10,510	1,269,503
Artisan Partners Asset Management, Inc.	2,428	68,712
Federated Investors, Inc. Class B (non-vtg.) (b)	237,798	6,315,915
Lazard Ltd. Class A	35,160	1,564,620
Morningstar, Inc.	41,138	3,010,479
MSCI, Inc.	3,813	387,896
Raymond James Financial, Inc.	3,026	218,689
T. Rowe Price Group, Inc.	127,625	8,989,905
		21,825,719
Consumer Finance - 1.3%
Navient Corp.	410,138	5,918,291
Synchrony Financial	369,586	9,923,384
		15,841,675
Diversified Financial Services - 0.6%
Bioverativ, Inc.	22,243	1,225,367
Donnelley Financial Solutions, Inc. (a)	41,968	956,031
Leucadia National Corp.	206,721	5,041,925
Varex Imaging Corp. (a)(b)	3,772	129,568
		7,352,891
Insurance - 1.5%
American International Group, Inc. warrants 1/19/21 (a)	574	12,726
Assured Guaranty Ltd.	79,171	3,092,419
CNA Financial Corp.	4,957	226,039
Everest Re Group Ltd.	19,792	5,040,033
FNF Group	30,221	1,287,717
Lincoln National Corp.	40,740	2,647,285
Old Republic International Corp.	91,114	1,802,235
Principal Financial Group, Inc.	13,016	818,837
Progressive Corp.	8,850	375,506
Unum Group	53,846	2,421,993
		17,724,790
Mortgage Real Estate Investment Trusts - 2.2%
Agnc Investment Corp.	247,668	5,149,018
Annaly Capital Management, Inc.	694,200	8,316,516
Chimera Investment Corp.	342,067	6,362,446
MFA Financial, Inc.	798,118	6,640,342
		26,468,322

TOTAL FINANCIALS		133,387,769

HEALTH CARE - 11.5%
Biotechnology - 0.6%
United Therapeutics Corp. (a)	57,415	6,940,899
Health Care Equipment & Supplies - 3.3%
Baxter International, Inc.	104,643	6,206,376
Becton, Dickinson & Co.	4,447	841,506
C.R. Bard, Inc.	9,519	2,926,426
Edwards Lifesciences Corp. (a)	35,366	4,069,566
Hill-Rom Holdings, Inc.	26,539	2,053,057
Hologic, Inc. (a)	188,108	8,146,957
Intuitive Surgical, Inc. (a)	5,430	4,966,712
Masimo Corp. (a)	67,332	5,860,577
The Cooper Companies, Inc.	13,733	3,004,094
Varian Medical Systems, Inc. (a)(b)	13,126	1,299,737
		39,375,008
Health Care Providers & Services - 5.0%
Aetna, Inc.	18,888	2,736,116
Anthem, Inc.	35,179	6,414,891
Centene Corp. (a)	113,108	8,215,034
DaVita HealthCare Partners, Inc. (a)	6,017	398,686
Express Scripts Holding Co. (a)	97,475	5,824,131
Humana, Inc.	25,597	5,945,159
Laboratory Corp. of America Holdings (a)	12,422	1,726,658
McKesson Corp.	30,584	4,987,945
Quest Diagnostics, Inc.	71,271	7,752,147
Universal Health Services, Inc. Class B	59,907	6,809,030
VCA, Inc. (a)	1,519	139,945
Wellcare Health Plans, Inc. (a)	45,515	7,819,477
		58,769,219
Health Care Technology - 0.3%
Cerner Corp. (a)	58,065	3,794,548
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	156,854	9,464,570
Bruker Corp.	154,452	4,202,639
Charles River Laboratories International, Inc. (a)	24,479	2,253,292
		15,920,501
Pharmaceuticals - 0.9%
Endo International PLC (a)	276,084	3,638,787
Mallinckrodt PLC (a)	160,980	6,943,067
		10,581,854

TOTAL HEALTH CARE		135,382,029

INDUSTRIALS - 12.3%
Aerospace & Defense - 1.8%
Huntington Ingalls Industries, Inc.	37,371	7,317,616
L3 Technologies, Inc.	13,689	2,307,829
Rockwell Collins, Inc.	16,099	1,755,596
Spirit AeroSystems Holdings, Inc. Class A	128,828	7,019,838
Textron, Inc.	63,304	3,025,931
		21,426,810
Airlines - 1.6%
JetBlue Airways Corp. (a)	337,555	7,567,983
United Continental Holdings, Inc. (a)	136,219	10,852,568
		18,420,551
Building Products - 0.7%
Johnson Controls International PLC	24,978	1,043,081
Owens Corning	120,007	7,488,437
		8,531,518
Commercial Services & Supplies - 0.6%
Cintas Corp.	32,884	4,139,438
LSC Communications, Inc.	103,612	2,203,827
Pitney Bowes, Inc.	72,983	1,085,257
		7,428,522
Electrical Equipment - 0.9%
Regal Beloit Corp.	13,287	1,052,330
Rockwell Automation, Inc.	59,716	9,478,124
		10,530,454
Machinery - 4.2%
AGCO Corp.	17,327	1,109,448
Allison Transmission Holdings, Inc.	186,618	7,225,849
Crane Co.	3,311	256,867
Cummins, Inc.	68,270	10,766,179
Deere & Co.	6,273	768,192
Donaldson Co., Inc.	41,493	1,990,004
Graco, Inc.	3,298	362,351
Ingersoll-Rand PLC	70,385	6,306,496
Oshkosh Corp.	7,019	443,039
Parker Hannifin Corp.	31,633	4,981,249
Snap-On, Inc.	9,944	1,607,547
Stanley Black & Decker, Inc.	71,203	9,800,381
Timken Co.	29,855	1,377,808
Toro Co.	39,356	2,695,492
		49,690,902
Professional Services - 1.2%
Manpower, Inc.	70,802	7,212,600
Robert Half International, Inc.	151,780	7,056,252
		14,268,852
Trading Companies & Distributors - 1.3%
HD Supply Holdings, Inc. (a)	77,703	3,135,316
MSC Industrial Direct Co., Inc. Class A	1,439	120,790
United Rentals, Inc. (a)	68,229	7,418,539
W.W. Grainger, Inc. (b)	24,759	4,265,481
		14,940,126

TOTAL INDUSTRIALS		145,237,735

INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 1.6%
Arris International PLC (a)	24,308	681,596
CommScope Holding Co., Inc. (a)	9,271	342,934
F5 Networks, Inc. (a)	58,394	7,482,023
Juniper Networks, Inc.	278,016	8,154,209
Motorola Solutions, Inc.	20,487	1,712,099
		18,372,861
Electronic Equipment & Components - 0.9%
Arrow Electronics, Inc. (a)	13,826	1,045,107
CDW Corp.	55,772	3,356,359
Corning, Inc.	138,319	4,025,083
Dolby Laboratories, Inc. Class A	42,222	2,127,567
Jabil Circuit, Inc.	16,175	483,956
Tech Data Corp. (a)	1,762	170,861
		11,208,933
Internet Software & Services - 0.5%
eBay, Inc. (a)	184,468	6,327,252
IT Services - 1.5%
Alliance Data Systems Corp.	2,762	666,001
Amdocs Ltd.	120,262	7,790,572
Booz Allen Hamilton Holding Corp. Class A	6,151	242,595
First Data Corp. Class A (a)	37,517	642,666
Paychex, Inc.	76,844	4,551,470
The Western Union Co.	208,848	3,972,289
		17,865,593
Semiconductors & Semiconductor Equipment - 6.7%
Analog Devices, Inc.	987	84,645
Applied Materials, Inc.	141,552	6,494,406
KLA-Tencor Corp.	89,516	9,309,664
Lam Research Corp.	69,715	10,817,677
Marvell Technology Group Ltd.	150,471	2,594,120
Maxim Integrated Products, Inc.	182,887	8,741,999
Micron Technology, Inc. (a)	65,606	2,018,697
NVIDIA Corp.	136,119	19,648,773
ON Semiconductor Corp. (a)	131,848	2,041,007
Skyworks Solutions, Inc.	94,906	10,100,846
Xilinx, Inc.	100,303	6,691,213
		78,543,047
Software - 4.4%
CA Technologies, Inc.	236,130	7,501,850
Cadence Design Systems, Inc. (a)	221,736	7,791,803
CDK Global, Inc. (b)	119,967	7,373,172
Citrix Systems, Inc. (a)	101,103	8,345,042
Electronic Arts, Inc. (a)	108,959	12,348,323
Synopsys, Inc. (a)	110,757	8,292,377
		51,652,567
Technology Hardware, Storage & Peripherals - 2.3%
HP, Inc.	334,388	6,273,119
NCR Corp. (a)	61,846	2,382,926
NetApp, Inc.	201,893	8,174,648
Western Digital Corp.	29,391	2,646,953
Xerox Corp.	1,024,489	7,243,137
		26,720,783

TOTAL INFORMATION TECHNOLOGY		210,691,036

MATERIALS - 5.1%
Chemicals - 2.1%
Ashland Global Holdings, Inc.	30,699	2,042,711
Cabot Corp.	56,239	2,937,363
Celanese Corp. Class A	57,190	4,949,795
Eastman Chemical Co.	101,245	8,110,737
Huntsman Corp.	45,366	1,084,247
LyondellBasell Industries NV Class A	65,674	5,288,070
Valspar Corp.	1,489	168,242
		24,581,165
Containers & Packaging - 0.9%
Avery Dennison Corp.	33,809	2,848,746
Owens-Illinois, Inc. (a)	20,703	467,267
Packaging Corp. of America	72,064	7,362,058
		10,678,071
Metals & Mining - 2.1%
Alcoa Corp.	54,936	1,809,592
Nucor Corp.	159,438	9,263,348
Reliance Steel & Aluminum Co.	83,549	6,094,900
Steel Dynamics, Inc.	218,745	7,435,143
		24,602,983
Paper & Forest Products - 0.0%
Domtar Corp.	3,344	121,655

TOTAL MATERIALS		59,983,874

REAL ESTATE - 7.5%
Equity Real Estate Investment Trusts (REITs) - 7.4%
Brixmor Property Group, Inc.	359,498	6,485,344
Camden Property Trust (SBI)	49,062	4,087,355
Care Capital Properties, Inc.	119,385	3,138,632
Corrections Corp. of America	215,587	6,198,126
Equinix, Inc.	147	64,828
Equity Lifestyle Properties, Inc.	68,353	5,768,993
Hospitality Properties Trust (SBI)	184,681	5,340,975
Host Hotels & Resorts, Inc. (b)	454,401	8,174,674
Lamar Advertising Co. Class A	66,017	4,621,850
Liberty Property Trust (SBI)	89,465	3,676,117
Omega Healthcare Investors, Inc. (b)	151,210	4,735,897
Outfront Media, Inc.	46,876	1,071,117
Piedmont Office Realty Trust, Inc. Class A	24,096	510,594
Prologis, Inc.	126,444	7,022,700
Public Storage	28,408	6,117,663
Quality Care Properties, Inc. (a)	176,292	2,982,861
Senior Housing Properties Trust (SBI)	149,357	3,157,407
Ventas, Inc.	48,702	3,238,196
Weyerhaeuser Co.	313,406	10,329,862
WP Carey, Inc. (b)	11,391	743,035
		87,466,226
Real Estate Management & Development - 0.1%
Realogy Holdings Corp.	30,826	938,960

TOTAL REAL ESTATE		88,405,186

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
CenturyLink, Inc. (b)	231,894	5,785,755
Level 3 Communications, Inc. (a)	29,973	1,783,993
		7,569,748
UTILITIES - 5.0%
Electric Utilities - 2.3%
Entergy Corp.	65,471	5,176,137
Eversource Energy	21,494	1,334,133
FirstEnergy Corp.	280,426	8,199,656
OGE Energy Corp.	6,527	232,557
PPL Corp.	283,998	11,334,360
Westar Energy, Inc.	3,924	207,776
Xcel Energy, Inc.	3,713	177,890
		26,662,509
Gas Utilities - 0.8%
National Fuel Gas Co. (b)	23,594	1,339,195
UGI Corp.	152,506	7,805,257
		9,144,452
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	44,574	520,624
Multi-Utilities - 1.9%
CenterPoint Energy, Inc.	82,928	2,372,570
Consolidated Edison, Inc.	2,264	187,437
DTE Energy Co.	37,876	4,148,180
MDU Resources Group, Inc.	149,532	4,071,756
Public Service Enterprise Group, Inc.	173,709	7,801,271
SCANA Corp.	8,499	579,632
WEC Energy Group, Inc.	53,341	3,347,681
		22,508,527

TOTAL UTILITIES		58,836,112

TOTAL COMMON STOCKS
(Cost $1,041,500,869)		1,168,765,574
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.56% to 0.62% 8/17/17 (c)
(Cost $1,198,551)	1,200,000	1,197,636
	Shares	Value

Money Market Funds - 6.9%
Fidelity Cash Central Fund, 0.86% (d)	6,641,373	$6,642,702
Fidelity Securities Lending Cash Central Fund 0.87% (d)(e)	75,169,933	75,177,450
TOTAL MONEY MARKET FUNDS
(Cost $81,812,635)		81,820,152
TOTAL INVESTMENT PORTFOLIO - 106.2%
(Cost $1,124,512,055)		1,251,783,362
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(73,025,097)
NET ASSETS - 100%		$1,178,758,265

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
54 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2017	9,288,000	$92,734

The face value of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $461,090.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,376
Fidelity Securities Lending Cash Central Fund	17,976
Total	$38,352

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$202,296,277	$202,296,277	$--	$--
Consumer Staples	73,933,115	73,933,115	--	--
Energy	53,042,693	53,042,693	--	--
Financials	133,387,769	133,387,769	--	--
Health Care	135,382,029	135,382,029	--	--
Industrials	145,237,735	145,237,735	--	--
Information Technology	210,691,036	210,691,036	--	--
Materials	59,983,874	59,983,874	--	--
Real Estate	88,405,186	88,405,186	--	--
Telecommunication Services	7,569,748	7,569,748	--	--
Utilities	58,836,112	58,836,112	--	--
U.S. Government and Government Agency Obligations	1,197,636	--	1,197,636	--
Money Market Funds	81,820,152	81,820,152	--	--
Total Investments in Securities:	$1,251,783,362	$1,250,585,726	$1,197,636	$--
Derivative Instruments:
Assets
Futures Contracts	$92,734	$92,734	$--	$--
Total Assets	$92,734	$92,734	$--	$--
Total Derivative Instruments:	$92,734	$92,734	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $1,128,142,409. Net unrealized appreciation aggregated $123,640,953, of which $177,236,941 related to appreciated investment securities and $53,595,988 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Enhanced Index Fund

May 31, 2017

SCE-QTLY-0717
1.870936.109

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 2.8%
American Axle & Manufacturing Holdings, Inc. (a)	339,303	$5,126,868
Cooper Tire & Rubber Co.	129,608	4,665,888
Cooper-Standard Holding, Inc. (a)	53,695	5,799,597
Dana Holding Corp.	66,090	1,395,821
LCI Industries	22,850	2,033,650
Stoneridge, Inc. (a)	17,499	270,535
Superior Industries International, Inc.	28,084	547,638
Tenneco, Inc.	110,905	6,304,949
Tower International, Inc.	11,586	268,795
		26,413,741
Diversified Consumer Services - 0.9%
Capella Education Co.	43,517	3,766,396
DeVry, Inc.	51,467	1,924,866
K12, Inc. (a)	166,939	3,143,461
		8,834,723
Hotels, Restaurants & Leisure - 0.1%
DineEquity, Inc. (b)	1,976	90,402
Marriott Vacations Worldwide Corp.	3,691	430,075
Scientific Games Corp. Class A (a)(b)	5,760	133,632
		654,109
Household Durables - 2.6%
AV Homes, Inc. (a)(b)	2,085	32,682
Bassett Furniture Industries, Inc.	11,073	328,868
Century Communities, Inc. (a)	934	23,257
Ethan Allen Interiors, Inc. (b)	38,382	1,034,395
Flexsteel Industries, Inc.	74,605	3,778,743
KB Home (b)	237,976	4,992,736
La-Z-Boy, Inc.	186,898	4,952,797
M.D.C. Holdings, Inc. (b)	65,195	2,193,812
M/I Homes, Inc. (b)	11,452	322,832
New Home Co. LLC (a)	3,216	34,572
Taylor Morrison Home Corp. (a)	232,538	5,406,509
TRI Pointe Homes, Inc. (a)	61,995	766,878
		23,868,081
Internet & Direct Marketing Retail - 0.2%
HSN, Inc.	23,985	795,103
NutriSystem, Inc.	497	25,869
Shutterfly, Inc. (a)	24,323	1,203,745
		2,024,717
Leisure Products - 1.4%
American Outdoor Brands Corp. (a)(b)	250,997	5,685,082
Brunswick Corp.	80,191	4,431,355
Callaway Golf Co.	42,800	545,272
Johnson Outdoors, Inc. Class A	5,125	220,068
MCBC Holdings, Inc. (a)	81,979	1,576,456
Nautilus, Inc. (a)	51,945	942,802
		13,401,035
Media - 0.4%
A.H. Belo Corp. Class A	14,404	81,383
MSG Network, Inc. Class A (a)	147,158	3,097,676
Saga Communications, Inc. Class A	1,068	51,745
The McClatchy Co. Class A (a)	7,404	75,225
		3,306,029
Multiline Retail - 0.6%
Big Lots, Inc. (b)	123,374	6,024,352
Specialty Retail - 4.7%
Aarons, Inc. Class A	176,804	6,456,882
American Eagle Outfitters, Inc.	334,589	3,847,774
Asbury Automotive Group, Inc. (a)	9,460	529,287
Big 5 Sporting Goods Corp.	354,067	4,921,531
Caleres, Inc.	129,519	3,541,049
Chico's FAS, Inc.	425,251	4,022,874
DSW, Inc. Class A (b)	271,724	4,573,115
Express, Inc. (a)	38,363	297,697
Genesco, Inc. (a)(b)	15,605	580,506
GNC Holdings, Inc. (b)	26,009	197,148
Group 1 Automotive, Inc.	19,048	1,145,737
Haverty Furniture Companies, Inc.	2,547	61,001
Office Depot, Inc.	1,272,734	6,503,671
Pier 1 Imports, Inc. (b)	266,975	1,337,545
Select Comfort Corp. (a)(b)	69,252	1,994,458
Shoe Carnival, Inc.	71,997	1,472,339
The Cato Corp. Class A (sub. vtg.)	24,058	485,009
The Children's Place Retail Stores, Inc. (b)	22,041	2,384,836
		44,352,459
Textiles, Apparel & Luxury Goods - 0.3%
Movado Group, Inc.	92,249	1,946,454
Unifi, Inc. (a)	19,749	555,737
		2,502,191

TOTAL CONSUMER DISCRETIONARY		131,381,437

CONSUMER STAPLES - 4.4%
Beverages - 0.1%
National Beverage Corp.	8,265	793,027
Food & Staples Retailing - 0.9%
Ingles Markets, Inc. Class A	41,053	1,502,540
SpartanNash Co.	159,512	4,753,458
United Natural Foods, Inc. (a)(b)	53,902	2,152,846
		8,408,844
Food Products - 2.2%
Dean Foods Co.	272,272	4,966,241
Fresh Del Monte Produce, Inc.	105,423	5,342,838
Omega Protein Corp.	219,932	3,837,813
Sanderson Farms, Inc. (b)	46,765	5,551,006
Seaboard Corp.	68	275,367
Seneca Foods Corp. Class A (a)	18,681	575,375
		20,548,640
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	138,514	4,004,440
Personal Products - 0.2%
MediFast, Inc.	14,687	611,126
Natural Health Trends Corp. (b)	4,239	118,099
Nutraceutical International Corp.	200	8,350
USANA Health Sciences, Inc. (a)(b)	21,148	1,361,931
		2,099,506
Tobacco - 0.6%
Universal Corp.	83,889	5,570,230

TOTAL CONSUMER STAPLES		41,424,687

ENERGY - 1.7%
Energy Equipment & Services - 1.0%
Archrock, Inc.	212,809	2,234,495
Dril-Quip, Inc. (a)	9,495	470,952
Exterran Corp. (a)	2,110	59,502
Matrix Service Co. (a)	127,750	1,041,163
McDermott International, Inc. (a)	861,230	5,348,238
Natural Gas Services Group, Inc. (a)	7,235	189,557
PHI, Inc. (non-vtg.) (a)	12,118	107,850
		9,451,757
Oil, Gas & Consumable Fuels - 0.7%
Abraxas Petroleum Corp. (a)	58,845	108,275
Adams Resources & Energy, Inc.	714	28,467
DHT Holdings, Inc.	89,651	378,327
Evolution Petroleum Corp.	14,254	104,054
Golar LNG Ltd. (b)	15,688	364,981
International Seaways, Inc. (a)	42,858	847,731
Navios Maritime Acquisition Corp.	57,873	83,337
Noble Energy, Inc.	97,837	2,806,944
Overseas Shipholding Group, Inc. (a)	111,896	295,405
Teekay Tankers Ltd.	208,359	391,715
W&T Offshore, Inc. (a)(b)	147,885	301,685
Western Refining, Inc.	13,486	488,193
		6,199,114

TOTAL ENERGY		15,650,871

FINANCIALS - 17.9%
Banks - 8.0%
Arrow Financial Corp.	2,569	81,309
BancFirst Corp.	36,023	3,402,372
Banco Latinoamericano de Comercio Exterior SA Series E	120,231	3,246,237
Banner Corp.	9,533	511,827
Berkshire Hills Bancorp, Inc.	23,016	825,124
Brookline Bancorp, Inc., Delaware	42,532	586,942
Cathay General Bancorp	145,376	5,160,848
Centerstate Banks of Florida, Inc.	12,023	289,033
Community Bank System, Inc.	4,909	263,908
Community Trust Bancorp, Inc.	16,227	673,421
Customers Bancorp, Inc. (a)	21,923	612,748
Fidelity Southern Corp.	60,318	1,290,202
Financial Institutions, Inc.	421	12,904
First Bancorp, North Carolina	24,202	671,848
First Bancorp, Puerto Rico (a)	922,061	4,785,497
First Busey Corp.	19,663	558,233
First Financial Bancorp, Ohio	45,790	1,147,040
First Financial Corp., Indiana	185	8,427
First Interstate Bancsystem, Inc.	54,096	1,887,950
First Midwest Bancorp, Inc., Delaware	54,479	1,207,255
Fulton Financial Corp.	354,137	6,197,398
Great Southern Bancorp, Inc.	26,770	1,310,392
Great Western Bancorp, Inc.	38,204	1,446,403
Guaranty Bancorp	22,924	578,831
Hancock Holding Co.	15,328	708,154
Hanmi Financial Corp.	14,576	387,722
Heartland Financial U.S.A., Inc.	1,763	79,071
Heritage Commerce Corp.	58,769	791,031
Hilltop Holdings, Inc.	40,955	1,023,465
Home Bancshares, Inc.	46,571	1,090,227
Huntington Bancshares, Inc.	315,898	3,961,361
IBERIABANK Corp.	54,287	4,190,956
International Bancshares Corp.	122,870	4,073,141
Investors Bancorp, Inc.	104,262	1,379,386
LegacyTexas Financial Group, Inc.	35,523	1,251,120
OFG Bancorp	4,564	42,673
Peapack-Gladstone Financial Corp.	11,975	363,920
Peoples Bancorp, Inc.	1,364	41,261
Preferred Bank, Los Angeles	4,191	209,173
PrivateBancorp, Inc.	15,867	945,515
Republic Bancorp, Inc., Kentucky Class A	414	14,358
Sandy Spring Bancorp, Inc.	35,769	1,372,457
The Bank of NT Butterfield & Son Ltd.	12,313	406,083
UMB Financial Corp.	2,206	154,486
Umpqua Holdings Corp.	395,544	6,702,493
Washington Trust Bancorp, Inc.	6,187	295,739
Western Alliance Bancorp. (a)	52,216	2,387,316
Wintrust Financial Corp.	93,333	6,417,577
		75,044,834
Capital Markets - 2.7%
B. Riley Financial, Inc.	1,453	21,868
Diamond Hill Investment Group, Inc.	4,048	818,587
Evercore Partners, Inc. Class A	87,672	5,944,162
Financial Engines, Inc.	113,177	4,289,408
Gain Capital Holdings, Inc.	18,429	107,810
GAMCO Investors, Inc. Class A	2,515	72,935
Houlihan Lokey	52,292	1,755,442
INTL FCStone, Inc. (a)	96,405	3,331,757
Janus Henderson Group PLC (a)	325	10,166
Manning & Napier, Inc. Class A	20,259	94,204
Moelis & Co. Class A	7,398	259,670
OM Asset Management Ltd.	117,904	1,645,940
Oppenheimer Holdings, Inc. Class A (non-vtg.)	10,171	158,668
Piper Jaffray Companies	42,357	2,484,238
Vector Capital Corp. rights (a)	8,300	0
Waddell & Reed Financial, Inc. Class A (b)	265,187	4,439,230
		25,434,085
Consumer Finance - 1.1%
Enova International, Inc. (a)	104,980	1,396,234
Nelnet, Inc. Class A	113,417	4,458,422
Regional Management Corp. (a)	24,505	490,100
World Acceptance Corp. (a)(b)	46,220	3,610,706
		9,955,462
Diversified Financial Services - 0.4%
Cotiviti Holdings, Inc.	63,932	2,437,727
Marlin Business Services Corp.	40,842	1,035,345
		3,473,072
Insurance - 1.6%
EMC Insurance Group	5,441	147,560
Employers Holdings, Inc.	16,807	673,120
Federated National Holding Co.	99,462	1,563,543
Heritage Insurance Holdings, Inc.	88,507	1,127,579
National General Holdings Corp.	5,454	119,770
Safety Insurance Group, Inc.	873	58,098
Selective Insurance Group, Inc.	95,290	4,869,319
Stewart Information Services Corp.	3,742	169,288
United Insurance Holdings Corp.	100,434	1,630,044
Universal Insurance Holdings, Inc. (b)	164,360	4,051,474
		14,409,795
Mortgage Real Estate Investment Trusts - 1.9%
American Capital Mortgage Investment Corp.	40,512	739,344
Anworth Mortgage Asset Corp.	52,595	318,200
Apollo Commercial Real Estate Finance, Inc. (b)	310,970	5,740,506
MFA Financial, Inc.	615,512	5,121,060
New Residential Investment Corp.	290,192	4,669,189
Redwood Trust, Inc.	75,831	1,283,061
		17,871,360
Real Estate Management & Development - 0.1%
The RMR Group, Inc.	23,676	1,162,492
Thrifts & Mortgage Finance - 2.1%
BofI Holding, Inc. (a)(b)	88,498	1,964,656
Dime Community Bancshares, Inc.	51,961	987,259
Essent Group Ltd. (a)	177,269	6,429,547
EverBank Financial Corp.	1,900	36,955
First Defiance Financial Corp.	9,161	477,288
Hingham Institution for Savings	880	155,091
Northwest Bancshares, Inc.	260,849	4,014,466
Walker & Dunlop, Inc. (a)	113,311	5,292,757
Waterstone Financial, Inc.	27,141	512,965
		19,870,984

TOTAL FINANCIALS		167,222,084

HEALTH CARE - 14.7%
Biotechnology - 3.4%
Acorda Therapeutics, Inc. (a)	53,344	736,147
AMAG Pharmaceuticals, Inc. (a)(b)	43,820	758,086
Amicus Therapeutics, Inc. (a)	14,448	115,873
Applied Genetic Technologies Corp. (a)	48,703	253,256
Array BioPharma, Inc. (a)(b)	136,742	1,036,504
Axovant Sciences Ltd. (a)(b)	4,650	99,464
Biospecifics Technologies Corp. (a)	11,771	610,091
bluebird bio, Inc. (a)(b)	19,526	1,471,284
Blueprint Medicines Corp. (a)(b)	23,593	846,517
Clovis Oncology, Inc. (a)(b)	25,190	1,301,315
Cytokinetics, Inc. (a)	50,392	682,812
CytomX Therapeutics, Inc. (a)(b)	1,052	14,823
Dyax Corp. rights 12/31/19 (a)	29,085	94,235
Eagle Pharmaceuticals, Inc. (a)(b)	10,678	778,960
Emergent BioSolutions, Inc. (a)(b)	33,796	1,079,106
Exact Sciences Corp. (a)(b)	67,980	2,479,231
Exelixis, Inc. (a)	144,758	2,708,422
FibroGen, Inc. (a)	24,033	632,068
Genomic Health, Inc. (a)	26,407	838,686
Halozyme Therapeutics, Inc. (a)(b)	25,480	300,664
Insmed, Inc. (a)	4,191	64,625
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	39,715	703,353
Jounce Therapeutics, Inc. (b)	11,902	241,016
Kite Pharma, Inc. (a)(b)	15,366	1,111,269
Ligand Pharmaceuticals, Inc. Class B (a)(b)	5,358	580,164
MiMedx Group, Inc. (a)(b)	109,968	1,504,362
Momenta Pharmaceuticals, Inc. (a)	13,798	200,071
Myriad Genetics, Inc. (a)(b)	66,868	1,360,764
PDL BioPharma, Inc. (b)	310,715	742,609
Pfenex, Inc. (a)	16,992	69,157
PharmAthene, Inc.	63,228	268,719
Portola Pharmaceuticals, Inc. (a)	12,128	446,917
Progenics Pharmaceuticals, Inc. (a)(b)	51,929	330,788
Prothena Corp. PLC (a)(b)	10,754	548,562
Puma Biotechnology, Inc. (a)(b)	7,902	604,503
Repligen Corp. (a)(b)	26,191	1,027,735
Retrophin, Inc. (a)(b)	16,294	258,260
Sage Therapeutics, Inc. (a)(b)	8,880	587,057
Sarepta Therapeutics, Inc. (a)(b)	10,193	304,159
Spark Therapeutics, Inc. (a)(b)	1,096	55,819
TESARO, Inc. (a)(b)	7,535	1,125,051
Ultragenyx Pharmaceutical, Inc. (a)(b)	11,185	602,312
Vanda Pharmaceuticals, Inc. (a)	52,518	722,123
Versartis, Inc. (a)	27,890	428,112
Xencor, Inc. (a)	39,269	805,015
		31,530,066
Health Care Equipment & Supplies - 4.1%
Angiodynamics, Inc. (a)	66,607	1,004,434
Cantel Medical Corp.	48,710	3,790,612
Cutera, Inc. (a)	813	18,536
Exactech, Inc. (a)	24,820	752,046
Globus Medical, Inc. (a)(b)	126,447	3,888,245
Haemonetics Corp. (a)	24,575	1,002,169
Halyard Health, Inc. (a)	21,145	759,951
Inogen, Inc. (a)	24,014	2,128,601
Integer Holdings Corp. (a)	34,003	1,349,919
Integra LifeSciences Holdings Corp. (a)	23,950	1,205,883
LivaNova PLC (a)(b)	32,358	1,839,229
Masimo Corp. (a)	78,438	6,827,244
Meridian Bioscience, Inc.	61,430	847,734
Merit Medical Systems, Inc. (a)	119,342	4,236,641
Natus Medical, Inc. (a)	72,567	2,460,021
OraSure Technologies, Inc. (a)	51,613	777,808
Orthofix International NV (a)	80,880	3,370,270
Quidel Corp. (a)	1,476	36,634
SurModics, Inc. (a)	37,404	912,658
West Pharmaceutical Services, Inc.	7,911	767,525
		37,976,160
Health Care Providers & Services - 4.9%
Alliance Healthcare Services, Inc. (a)	65,484	867,663
AMN Healthcare Services, Inc. (a)(b)	5,294	191,908
Chemed Corp.	33,318	6,818,862
Corvel Corp. (a)	38,650	1,801,090
HealthSouth Corp.	86,480	3,920,138
LHC Group, Inc. (a)	3,602	216,840
Magellan Health Services, Inc. (a)	73,495	5,052,781
Molina Healthcare, Inc. (a)(b)	95,137	6,142,996
National Healthcare Corp.	16,345	1,119,633
Owens & Minor, Inc.	167,806	5,349,655
PharMerica Corp. (a)	116,269	2,871,844
Select Medical Holdings Corp. (a)(b)	28,932	387,689
Tivity Health, Inc. (a)(b)	160,290	5,441,846
Triple-S Management Corp. (a)(b)	63,477	1,032,771
Wellcare Health Plans, Inc. (a)	29,659	5,095,416
		46,311,132
Health Care Technology - 0.7%
HMS Holdings Corp. (a)	153,734	2,801,033
Quality Systems, Inc. (a)	253,021	3,886,403
		6,687,436
Life Sciences Tools & Services - 0.7%
Cambrex Corp. (a)	22,213	1,195,059
INC Research Holdings, Inc. Class A (a)	29,601	1,682,817
Luminex Corp.	32,097	650,285
PAREXEL International Corp. (a)	20,479	1,655,113
PRA Health Sciences, Inc. (a)	19,379	1,400,133
		6,583,407
Pharmaceuticals - 0.9%
Aerie Pharmaceuticals, Inc. (a)(b)	1,705	94,542
Amphastar Pharmaceuticals, Inc. (a)	17,014	290,429
Catalent, Inc. (a)	35,992	1,278,796
Corcept Therapeutics, Inc. (a)(b)	84,443	955,050
Horizon Pharma PLC (a)	33,241	332,410
Impax Laboratories, Inc. (a)	7,369	112,377
Innoviva, Inc. (a)(b)	1,240	15,153
Nektar Therapeutics (a)	45,082	896,230
Pacira Pharmaceuticals, Inc. (a)(b)	7,812	346,853
Phibro Animal Health Corp. Class A	8,498	299,555
Prestige Brands Holdings, Inc. (a)	24,642	1,241,464
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	58,042	580,420
Supernus Pharmaceuticals, Inc. (a)	16,332	614,083
The Medicines Company (a)(b)	21,556	857,282
Theravance Biopharma, Inc. (a)(b)	1,457	53,181
		7,967,825

TOTAL HEALTH CARE		137,056,026

INDUSTRIALS - 12.2%
Aerospace & Defense - 1.6%
Astronics Corp. (a)	121,646	3,722,368
Astronics Corp. Class B	25,002	766,561
Curtiss-Wright Corp.	43,240	3,892,897
DigitalGlobe, Inc. (a)	908	28,284
Esterline Technologies Corp. (a)	2,037	198,506
Moog, Inc. Class A (a)	90,104	6,310,884
Wesco Aircraft Holdings, Inc. (a)	17,068	164,706
		15,084,206
Airlines - 1.1%
Hawaiian Holdings, Inc. (a)	107,137	5,367,564
JetBlue Airways Corp. (a)	204,270	4,579,733
		9,947,297
Building Products - 0.4%
American Woodmark Corp. (a)	13,479	1,250,851
Apogee Enterprises, Inc.	13,145	700,366
NCI Building Systems, Inc. (a)	53,586	892,207
Ply Gem Holdings, Inc. (a)	23,335	381,527
Universal Forest Products, Inc.	10,056	884,224
		4,109,175
Commercial Services & Supplies - 3.6%
ARC Document Solutions, Inc. (a)	27,118	89,761
Brady Corp. Class A	41,783	1,500,010
Deluxe Corp.	92,364	6,295,530
Ennis, Inc.	27,896	447,731
Essendant, Inc.	86,142	1,386,886
Herman Miller, Inc.	159,133	5,020,646
HNI Corp.	12,128	521,747
Kimball International, Inc. Class B	225,772	3,878,763
Knoll, Inc.	168,896	3,631,264
Msa Safety, Inc.	17,770	1,441,147
Quad/Graphics, Inc.	158,738	3,535,095
SP Plus Corp. (a)	1,361	40,150
Steelcase, Inc. Class A	263,010	4,405,418
UniFirst Corp.	10,974	1,555,016
VSE Corp.	660	27,614
		33,776,778
Construction & Engineering - 0.9%
Argan, Inc.	80,118	4,730,968
EMCOR Group, Inc.	46,851	2,952,550
MYR Group, Inc. (a)	15,258	447,975
		8,131,493
Electrical Equipment - 0.4%
Allied Motion Technologies, Inc.	7,956	200,332
EnerSys	52,834	3,912,886
		4,113,218
Machinery - 1.9%
Alamo Group, Inc.	19,526	1,662,248
Global Brass & Copper Holdings, Inc.	82,120	2,488,236
Greenbrier Companies, Inc. (b)	127,753	5,653,070
Hurco Companies, Inc.	17,913	521,268
Kadant, Inc.	21,665	1,664,955
Spartan Motors, Inc.	19,182	164,965
Supreme Industries, Inc. Class A	1,893	33,544
Wabash National Corp. (b)	261,037	5,218,130
		17,406,416
Marine - 0.2%
Costamare, Inc. (b)	279,954	1,833,699
Professional Services - 1.8%
Barrett Business Services, Inc.	16,281	929,157
Huron Consulting Group, Inc. (a)	4,781	198,651
ICF International, Inc. (a)	14,554	684,766
Insperity, Inc.	65,265	4,924,244
Kelly Services, Inc. Class A (non-vtg.)	49,420	1,148,027
Kforce, Inc.	53,303	959,454
Resources Connection, Inc.	163,082	2,046,679
RPX Corp. (a)	379,343	5,022,501
TrueBlue, Inc. (a)	35,157	943,965
		16,857,444
Road & Rail - 0.0%
Roadrunner Transportation Systems, Inc. (a)	57,086	362,496
Trading Companies & Distributors - 0.3%
Applied Industrial Technologies, Inc.	11,988	740,259
Rush Enterprises, Inc. Class A (a)	47,380	1,698,573
		2,438,832

TOTAL INDUSTRIALS		114,061,054

INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 2.9%
Applied Optoelectronics, Inc. (a)(b)	55,891	3,902,310
Bel Fuse, Inc. Class B (non-vtg.)	5,540	132,960
Black Box Corp.	16,574	135,907
Communications Systems, Inc.	8,855	39,936
Digi International, Inc. (a)	11,698	111,716
Extreme Networks, Inc. (a)	56,917	548,111
Finisar Corp. (a)	251,223	6,195,159
InterDigital, Inc.	71,582	5,798,142
NETGEAR, Inc. (a)	91,602	3,842,704
Oclaro, Inc. (a)(b)	333,241	2,959,180
Plantronics, Inc.	65,163	3,448,426
		27,114,551
Electronic Equipment & Components - 6.3%
Anixter International, Inc. (a)	27,762	2,096,031
Benchmark Electronics, Inc. (a)	167,583	5,412,931
Cardtronics PLC	61,867	2,118,945
Control4 Corp. (a)	16,498	327,485
Insight Enterprises, Inc. (a)	87,532	3,636,079
Kimball Electronics, Inc. (a)	143,821	2,502,485
Methode Electronics, Inc. Class A	121,595	4,882,039
PC Connection, Inc.	13,027	339,744
Plexus Corp. (a)	72,070	3,746,199
Rogers Corp. (a)	8,058	855,840
Sanmina Corp. (a)	159,646	5,843,044
ScanSource, Inc. (a)	136,152	5,173,776
SYNNEX Corp.	58,931	6,556,663
Tech Data Corp. (a)	70,349	6,821,743
TTM Technologies, Inc. (a)(b)	328,641	5,337,130
Vishay Intertechnology, Inc. (b)	223,101	3,647,701
		59,297,835
Internet Software & Services - 0.4%
Care.com, Inc. (a)	1,689	25,960
DHI Group, Inc. (a)	74,629	212,693
Global Sources Ltd. (a)(b)	58,684	1,226,496
LogMeIn, Inc.	1,425	158,175
MeetMe, Inc. (a)(b)	532,493	2,465,443
		4,088,767
IT Services - 2.0%
Computer Task Group, Inc.	10,914	60,245
Convergys Corp.	91,102	2,214,690
CSG Systems International, Inc.	129,959	5,184,065
EVERTEC, Inc.	144,264	2,380,356
ExlService Holdings, Inc. (a)	1,906	99,817
Hackett Group, Inc.	58,055	851,086
ManTech International Corp. Class A	2,097	80,315
NCI, Inc. Class A (a)	22,777	435,041
Science Applications International Corp.	26,086	1,982,275
Sykes Enterprises, Inc. (a)	99,236	3,307,536
Syntel, Inc. (b)	69,992	1,223,460
Travelport Worldwide Ltd.	63,687	859,775
		18,678,661
Semiconductors & Semiconductor Equipment - 6.8%
Advanced Energy Industries, Inc. (a)	33,946	2,611,466
Advanced Micro Devices, Inc. (a)(b)	533,896	5,974,296
Alpha & Omega Semiconductor Ltd. (a)	41,936	780,848
Amkor Technology, Inc. (a)	363,422	4,121,205
Brooks Automation, Inc.	160,982	4,435,054
Cabot Microelectronics Corp.	78,818	5,949,971
Cirrus Logic, Inc. (a)	108,932	7,184,065
Cohu, Inc.	38,198	700,169
Entegris, Inc. (a)	67,789	1,674,388
Experi Corp.	58,026	1,778,497
Ichor Holdings Ltd.	32,805	770,261
Integrated Device Technology, Inc. (a)	14,177	362,648
IXYS Corp.	100,374	1,480,517
MKS Instruments, Inc.	90,652	7,410,801
Nanometrics, Inc. (a)	97,770	2,718,006
Photronics, Inc. (a)	433,318	4,354,846
Rudolph Technologies, Inc. (a)	179,928	4,300,279
Semtech Corp. (a)	19,609	749,064
Silicon Laboratories, Inc. (a)	42,137	3,151,848
Synaptics, Inc. (a)(b)	11,946	663,720
Ultra Clean Holdings, Inc. (a)	95,060	2,171,170
		63,343,119
Software - 1.4%
Aspen Technology, Inc. (a)	123,383	7,546,104
Barracuda Networks, Inc. (a)	106,736	2,339,653
Progress Software Corp.	82,563	2,410,840
QAD, Inc. Class B	5,160	137,772
Zedge, Inc. (a)	28,453	84,790
Zix Corp. (a)	18,334	105,787
		12,624,946
Technology Hardware, Storage & Peripherals - 0.2%
Super Micro Computer, Inc. (a)	86,767	2,134,468

TOTAL INFORMATION TECHNOLOGY		187,282,347

MATERIALS - 4.8%
Chemicals - 2.6%
Chase Corp.	9,530	1,005,415
FutureFuel Corp.	198,567	2,688,597
Innophos Holdings, Inc.	21,123	893,292
KMG Chemicals, Inc.	12,169	680,612
Kronos Worldwide, Inc.	27,571	505,652
Minerals Technologies, Inc.	20,466	1,472,529
Rayonier Advanced Materials, Inc.	205,382	3,571,593
Stepan Co.	4,950	418,869
The Chemours Co. LLC	208,324	8,330,862
Trecora Resources (a)	3,130	33,491
Trinseo SA	75,053	4,837,166
Valhi, Inc.	223	760
		24,438,838
Containers & Packaging - 0.1%
Greif, Inc. Class A	14,981	890,620
Myers Industries, Inc.	1,728	29,203
		919,823
Metals & Mining - 1.0%
Atkore International Group, Inc.	130,590	2,724,107
Cliffs Natural Resources, Inc. (a)(b)	638,282	3,759,481
Ryerson Holding Corp. (a)	6,050	50,518
Schnitzer Steel Industries, Inc. Class A	15,484	298,841
Worthington Industries, Inc.	51,087	2,144,121
		8,977,068
Paper & Forest Products - 1.1%
Louisiana-Pacific Corp. (a)	277,149	6,174,880
Schweitzer-Mauduit International, Inc.	114,271	4,260,023
		10,434,903

TOTAL MATERIALS		44,770,632

REAL ESTATE - 6.5%
Equity Real Estate Investment Trusts (REITs) - 6.4%
Ashford Hospitality Trust, Inc.	29,738	183,186
CBL & Associates Properties, Inc. (b)	696,799	5,358,384
Chesapeake Lodging Trust	81,132	1,870,093
CorEnergy Infrastructure Trust, Inc. (b)	35,128	1,235,803
DiamondRock Hospitality Co.	54,922	609,085
Four Corners Property Trust, Inc.	211,362	5,203,732
Hersha Hospitality Trust	40,304	750,057
InfraReit, Inc.	143,601	2,770,063
iStar Financial, Inc. (a)	724	8,768
LaSalle Hotel Properties (SBI)	216,857	6,169,582
Medical Properties Trust, Inc. (b)	70,993	919,359
National Storage Affiliates Trust	14,254	345,660
Pebblebrook Hotel Trust (b)	23,392	723,281
Potlatch Corp.	60,340	2,760,555
PS Business Parks, Inc.	39,476	4,985,029
RLJ Lodging Trust	305,549	6,217,922
Ryman Hospitality Properties, Inc.	69,647	4,485,963
Sabra Health Care REIT, Inc. (b)	101,598	2,380,441
Summit Hotel Properties, Inc.	291,897	5,224,956
Sunstone Hotel Investors, Inc.	368,722	5,755,750
WP Glimcher, Inc.	17,515	133,639
Xenia Hotels & Resorts, Inc.	132,372	2,369,459
		60,460,767
Real Estate Management & Development - 0.1%
Gyrodyne LLC	402	8,358
Marcus & Millichap, Inc. (a)	27,890	674,380
		682,738

TOTAL REAL ESTATE		61,143,505

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
IDT Corp. Class B	134,307	2,277,847
Wireless Telecommunication Services - 0.1%
Spok Holdings, Inc.	49,784	866,242

TOTAL TELECOMMUNICATION SERVICES		3,144,089

UTILITIES - 2.5%
Electric Utilities - 0.7%
Allete, Inc.	71,515	5,248,486
IDACORP, Inc.	1,438	125,537
Portland General Electric Co.	12,408	587,395
Spark Energy, Inc. Class A, (b)	7,538	330,541
		6,291,959
Gas Utilities - 0.9%
Northwest Natural Gas Co.	10,863	665,359
ONE Gas, Inc.	64,627	4,565,898
Southwest Gas Holdings, Inc.	40,018	3,184,232
WGL Holdings, Inc.	7,140	590,764
		9,006,253
Independent Power and Renewable Electricity Producers - 0.6%
NRG Yield, Inc. Class A	103,497	1,780,148
Ormat Technologies, Inc.	61,134	3,638,696
		5,418,844
Multi-Utilities - 0.1%
NorthWestern Energy Corp.	17,145	1,062,304
Water Utilities - 0.2%
American States Water Co.	38,947	1,783,383

TOTAL UTILITIES		23,562,743

TOTAL COMMON STOCKS
(Cost $804,532,887)		926,699,475
	Principal Amount	Value

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.56% to 0.67% 8/17/17 (c)
(Cost $3,695,432)	3,700,000	3,692,711
	Shares	Value

Money Market Funds - 15.2%
Fidelity Cash Central Fund, 0.86% (d)	2,532,690	$2,533,196
Fidelity Securities Lending Cash Central Fund 0.87% (d)(e)	140,159,922	140,173,938
TOTAL MONEY MARKET FUNDS
(Cost $142,699,511)		142,707,134
TOTAL INVESTMENT PORTFOLIO - 114.6%
(Cost $950,927,830)		1,073,099,320
NET OTHER ASSETS (LIABILITIES) - (14.6)%		(136,978,767)
NET ASSETS - 100%		$936,120,553

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
148 ICE Russell 2000 Index Contracts (United States)	June 2017	10,131,340	$(199)

The face value of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,194,668.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$42,923
Fidelity Securities Lending Cash Central Fund	257,672
Total	$300,595

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$131,381,437	$131,381,437	$--	$--
Consumer Staples	41,424,687	41,424,687	--	--
Energy	15,650,871	15,650,871	--	--
Financials	167,222,084	167,222,084	--	--
Health Care	137,056,026	136,961,791	--	94,235
Industrials	114,061,054	114,061,054	--	--
Information Technology	187,282,347	187,282,347	--	--
Materials	44,770,632	44,770,632	--	--
Real Estate	61,143,505	61,143,505	--	--
Telecommunication Services	3,144,089	3,144,089	--	--
Utilities	23,562,743	23,562,743	--	--
U.S. Government and Government Agency Obligations	3,692,711	--	3,692,711	--
Money Market Funds	142,707,134	142,707,134	--	--
Total Investments in Securities:	$1,073,099,320	$1,069,312,374	$3,692,711	$94,235
Derivative Instruments:
Liabilities
Futures Contracts	$(199)	$(199)	$--	$--
Total Liabilities	$(199)	$(199)	$--	$--
Total Derivative Instruments:	$(199)	$(199)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $954,741,286. Net unrealized appreciation aggregated $118,358,034, of which $162,807,368 related to appreciated investment securities and $44,449,334 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	July 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2017